As filed with the Securities and Exchange Commission on February 28, 2002.


                                                  Registration Nos.:   333-20891
                                                                        811-8039

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20546

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X
                                                                   ---


                         Pre-Effective Amendment No. ___
                         Post-Effective Amendment No. 15
                                     and/or
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X
                                                                       ---
                                Amendment No. 16


                            -------------------------

                               THIRD AVENUE TRUST
               (Exact name of Registrant as Specified in Charter)

                 767 Third Avenue, New York, New York 10017-2023
           (Address of Principal Executive Offices including Zip Code)

                    (toll-free) (800)443-1021, (212)888-5222
              (Registrant's Telephone Number, including Area Code)

                            -------------------------

                    Please send copies of communications to:

        David M. Barse                          Richard T. Prins, Esq.
      EQSF Advisers, Inc.              Skadden, Arps, Slate, Meagher & Flom LLP
       767 Third Avenue                           Four Times Square
 New York, New York 10017-2023                 New York, New York 10036

                            -------------------------

                     (Name and Address of Agent for Service)



It is proposed that this filing will become effective:


[X] On February 28 pursuant to paragraph (b) of Rule 485.

                               [GRAPHIC OMITTED]


                             THIRD AVENUE VALUE FUND

                        THIRD AVENUE SMALL-CAP VALUE FUND

                       THIRD AVENUE REAL ESTATE VALUE FUND


                      THIRD AVENUE INTERNATIONAL VALUE FUND



                                   PROSPECTUS

                                FEBRUARY 28, 2002


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


      ABOUT THE FUNDS                                                       1
            Investment Philosophy of Third Avenue Funds                     1
            Who May Want to Invest                                          1
      THIRD AVENUE VALUE FUND                                               2
            Investment objective and Principal Investment Strategies        2
            Performance                                                     2
            Fund Codes                                                      2
            Principal Investment Risks                                      3
            Expenses                                                        3
            Example                                                         3
      THIRD AVENUE SMALL-CAP VALUE FUND                                     4
            Investment objective and Principal Investment Strategies        4
            Performance                                                     4
            Fund Codes                                                      4
            Principal Investment Risks                                      5
            Expenses                                                        5
            Example                                                         5
      THIRD AVENUE REAL ESTATE VALUE FUND                                   6
            Investment objective and Principal Investment Strategies        6
            Performance                                                     6
            Fund Codes                                                      6
            Principal Investment Risks                                      7
            Expenses                                                        7
            Example                                                         7
      THIRD AVENUE INTERNATIONAL VALUE FUND                                 8
            Investment objective and Principal Investment Strategies        8
            Performance                                                     8
            Fund Codes                                                      8
            Principal Investment Risks                                      9
            Expenses                                                        9
            Example                                                         9
      MANAGEMENT OF THE FUNDS                                              10
      HOW TO PURCHASE SHARES                                               12
      HOW TO REDEEM SHARES                                                 15
      HOW TO EXCHANGE SHARES                                               17
      DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES                      18
      SHAREHOLDER SERVICES                                                 20
      FINANCIAL HIGHLIGHTS                                                 21

ABOUT THE FUNDS
-------------------------------------------------------------------------------



         INVESTMENT PHILOSOPHY OF THIRD AVENUE FUNDS


         The Funds adhere to a strict value discipline in selecting securities. This means seeking securities whose prices are low in relation to what the Funds' Adviser believes are the true value of the securities. The Funds' Adviser believes this both lowers risk and increases appreciation potential. The Funds identify investment opportunities through intensive research of individual companies and generally ignore general stock market conditions and other macro factors. For these reasons, the Funds may seek investments in the securities of companies in industries that are believed to be temporarily depressed. In selecting individual issuers, the Funds' Adviser generally seeks companies that it believes have:

               o  strong financial positions,
               o  responsible managements and control groups,
               o comprehensive and meaningful financial information about them available, and
               o equity securities priced substantially below private market or takeover value.

         The Funds follow a strategy of "buy and hold." The Funds will generally sell an investment only when there has been a fundamental change in the business or capital structure of the company which significantly affects the investment's inherent value or when the Adviser believes that the market value of an investment is overpriced relative to its intrinsic value.

         The Funds are all non-diversified. This generally means that the Funds will have fewer investments than diversified mutual funds of comparable size. Non-diversified funds can be more volatile than diversified funds. When the Funds' Adviser believes that a temporary defensive posture is appropriate, a Fund may hold all or a portion of its assets in short-term U.S. Government obligations, cash or cash equivalents. This does not constitute a change in such Fund's investment objective, but could prevent or delay such fund from achieving its objective.


         WHO MAY WANT TO INVEST

         Third Avenue Funds may be appropriate for investors seeking long-term capital appreciation.

THIRD AVENUE VALUE FUND
-------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES


Third Avenue Value Fund seeks long-term capital appreciation.


The Fund seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant debt in comparison to their cash resources) at a substantial discount to what the Adviser believes is their true value. The Fund also seeks to acquire senior securities, such as preferred stocks, and debt instruments (including high yield securities), that the Adviser believes are undervalued. Acquisitions of these senior securities and debt instruments will generally be limited to those providing: (1) protection against the issuer taking certain actions which could reduce the value of the security; and (2) above-average current yields, yields to events (e.g., acquisitions and recapitalizations), or yields to maturity. The Fund invests in companies regardless of market capitalization. It also invests in both domestic and foreign securities. The mix of the Fund's investments at any time will depend on the industries and types of securities the Adviser believes hold the most value.

-------------------------------------------------------------------------------
PERFORMANCE

The tables below show the annual returns of Third Avenue Value Fund and compare those returns to relevant broad measures of market performance. This information may give an indication of the risks involved in investing in Third Avenue Value Fund by showing how performance has changed from year to year. All figures assume reinvestment of dividends and distributions.


 FUND CODES
 Ticker
 TAVFX

 CUSIP
 884116104


                [REPRESENTATION OF BAR CHART IN PRINTED PIECE.]

                                 CALENDAR YEARS
-------------------------------------------------------------------------------
1992    1993     1994     1995     1996     1997    1998    1999    2000   2001
-------------------------------------------------------------------------------
21.29%  23.66%  -1.46%   31.73%   21.92%   23.87%  3.92%  12.82%  20.76%  2.82%



During the 10-year period shown in the bar chart, the highest return for a quarter was 17.48% (quarter ending 3/31/00) and the lowest return for a quarter was (14.29)% (quarter ending 9/30/98).


  Average Annual Total Returns            Past        Past        Past         Since
  for the periods ending 12/31/01       One Year    5 Years     10 Years     Inception
---------------------------------------------------------------------------------------
  Return Before Taxes                     2.82%      12.51%      15.65%       17.81%
  Return After Taxes on Distributions     2.04%      11.16%      14.40%       16.19%
  Return After Taxes on Distributions
    and Sale of Fund Shares               1.81%      10.05%      13.10%       14.91%
  S&P 500 Index*                        -11.88%      10.70%      12.94%       15.12%
  Russell 2000 Index*                     2.49%       7.52%      11.51%       15.20%
  Russell 2000 Value Index*              14.02%      11.31%      15.11%       17.96%
---------------------------------------------------------------------------------------

* An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. It does not factor in fees, expenses or taxes -- costs that are reflected in the Fund's results.

-------------------------------------------------------------------------------



o After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.

o Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

o As with all mutual funds, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS


Prices of securities (and stocks in particular), have historically fluctuated. The value of the Fund will similarly fluctuate and you could lose money.

The Fund frequently finds value in industries that appear to be temporarily depressed. The prices of securities in these industries may tend to go down more than those of companies in other industries.

The Fund also invests in companies with smaller capitalizations, whose securities tend to be more volatile than those of larger companies.


The Fund's investments in high yield securities (commonly known as "junk bonds") may expose the Fund to greater risks than if the Fund only owned higher grade securities. The value of high yield, lower quality bonds is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments. These issuers are more vulnerable to financial setbacks and recession than more creditworthy issuers which may impair their ability to make interest and principal payments.


In addition to general market risks, foreign securities are subject to risks such as currency fluctuations and controls, adverse political developments and potentially greater illiquidity. Since the Fund is not limited to investing in stocks, the Fund may own significant non-equity instruments in a rising stock market, thereby producing smaller gains than a Fund invested solely in stocks.

EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):


   Management Fees                                            0.90%
   Other Expenses                                             0.17%
-------------------------------------------------------------------------------
   Total Fund Operating Expenses                              1.07%


EXAMPLE

The following example is intended to help you compare the cost of investing in Third Avenue Value Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:




  Year 1             Year 3              Year 5            Year 10
-----------        -----------         -----------      -------------
   $109               $340                $590             $1,306

THIRD AVENUE SMALL-CAP VALUE FUND
-------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES


Third Avenue Small-Cap Value Fund seeks long-term capital appreciation.


The Fund seeks to achieve its objective by acquiring common stocks of well-financed small companies at a substantial discount to what the Adviser believes is their true value. Under normal circumstances, the Fund expects to invest at least 80% of its assets in equity securities of small companies. The Fund considers a "small company" to be one whose market capitalization is no greater than nor less than the range of capitalizations of companies in the Russell 2000 Index at the time of the initial investment. The Fund may continue to hold or buy additional stock in a company that exceeds this range if the stock remains attractive.


-------------------------------------------------------------------------------
PERFORMANCE

The tables below show the annual returns of Third Avenue Small-Cap Value Fund and compare those returns to relevant broad measures of market performance. This information may give an indication of the risks involved in investing in Third Avenue Small-Cap Value Fund by showing how performance has changed from year to year. All figures assume reinvestment of dividends and distributions.



 FUND CODES
 Ticker
 TASCX

 CUSIP
 884116203


                [REPRESENTATION OF BAR CHART IN PRINTED PIECE.]


                                 CALENDAR YEARS
-------------------------------------------------------------------------------
  1998                    1999                 2000                   2001
-------------------------------------------------------------------------------
-2.77%                   11.29%               17.18%                 15.27%


During the 4-year period shown in the bar chart, the highest return for a quarter was 17.11% (quarter ending 6/30/99) and the lowest return for a quarter was (18.31)% (quarter ending 9/30/98).

-------------------------------------------------------------------------------
  Average Annual Total Returns                      Past             Since
  for the periods ending 12/31/01                  One Year*     Inception* **
-------------------------------------------------------------------------------
  Return Before Taxes                               15.27%         11.95%
  Return After Taxes on Distributions               14.55%         11.21%
  Return After Taxes on Distributions
    and Sale of Fund Shares                          9.42%          9.60%
  Russell 2000 Index***                              2.49%          9.15%
  Russell 2000 Value Index***                       14.02%         11.88%
--------------------------------------------------------------------------------

* Returns do not reflect the 1% redemption fee charged to a shareholder for redemption or exchange of shares within a one-year period.

**   From April 1, 1997.

*** An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. It does not factor in fees, expenses or taxes -- costs that are reflected in the Fund's results.

-------------------------------------------------------------------------------


o After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.

o Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

o As with all mutual funds, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS

Prices of securities (and stocks in particular) have historically fluctuated. The value of the Fund will similarly fluctuate and you could lose money.

The Fund invests in smaller companies, whose securities tend to be more volatile than those of larger companies. The markets for these securities are also less liquid than those for larger companies. This can adversely affect the prices at which the Fund can purchase and sell these securities, and thus the value of the Fund's shares.

The Fund frequently finds value in industries that appear to be temporarily depressed. The prices of securities in these industries may tend to go down more than those of companies in other industries.
--------------------------------------------------------------------------------

EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

   Redemption Fee (as a percentage of amount redeemed)          1.00%*
   Exchange Fee                                                 1.00%*

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):

   Management Fees                                              0.90%
   Other Expenses                                               0.33%
-------------------------------------------------------------------------------
   Total Fund Operating Expenses                                1.23%


* These fees are charged only on redemptions or exchanges of shares: (i) purchased after January 1, 2002, and (ii) held less than one year. (See "How to Redeem Shares - Early Redemption Fee" for more information.)

EXAMPLE

The following example is intended to help you compare the cost of investing in Third Avenue Small-Cap Value Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:




  Year 1             Year 3             Year 5             Year 10
-----------        -----------        -----------       -------------
   $229               $390               $676              $1,489

You would pay the following expenses if you did not redeem your shares:


  Year 1             Year 3            Year 5              Year 10
-----------        -----------       -----------        -------------
   $125               $390              $676               $1,489

THIRD AVENUE REAL ESTATE VALUE FUND
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

Third Avenue Real Estate Value Fund seeks long-term capital appreciation.


The Fund seeks to achieve its objective by investing at least 80% of its assets in equity and debt securities (which may include preferred stocks and/or high yield or mortgaged-backed securities) of well-financed companies in the real estate industry or related industries or in companies which own significant real estate assets at the time of investment. The Fund seeks to acquire these securities at a substantial discount to what the Adviser believes is their true value.


o A company is considered to be in the real estate industry if at least 50% of its gross revenues or net profits at the time of investment come from
     (a) construction, ownership, management, operation, financing, refinancing, sales, leasing, development or rehabilitation of real estate; or (b) extraction of timber or minerals from real estate.

o A company is considered to be in a related industry if at least 50% of its gross revenues or net profits at the time of investment are derived from providing goods (e.g., building materials and/or supplies) or services (e.g., consulting, legal or insurance) to real estate companies.

o A company is considered to own significant real estate assets if at least 50% of the fair market value of its assets at the time of investment is attributable to one or more of the following: (a) real estate owned or leased by the company as lessor or as lessee; (b) timber or minerals on such real estate; or (c) the discounted value of the stream of fees or revenues to be derived from the management or operation of real estate or the rights to extract timber or minerals from real estate.

Examples of companies that might qualify under one of these categories include:


o    Real estate operating companies;

o    Real estate investment trusts (REITs) and master limited partnerships;

o    Homebuilders;

o    Hotel and hotel management companies;
o    Real estate brokerage companies and/or management companies;
o    Financial institutions that make or service mortgage loans;
o Manufacturers or distributors of construction materials and/or building supplies;

o    Mortgage or title insurance companies;

o    Lumber, paper, forest product, timber, mining and oil companies;
o Companies with significant real estate holdings such as supermarkets, restaurant chains and retail chains; and

o Special purpose vehicles used to structure or restructure real estate financings, securitizations or mortgages.

-------------------------------------------------------------------------------


PERFORMANCE

The tables below show the annual returns of Third Avenue Real Estate Value Fund and compare these returns to relevant broad market performance. This information may give an indication of the risks involved in investing in the Third Avenue Real Estate Value Fund by showing how performance has changed from year to year. All figures assume reinvestment of dividends and distributions.

 FUND CODES
 Ticker
 TAREX

 CUSIP
 884116401

                [REPRESENTATION OF BAR GRAPH IN PRINTED PIECE.]


                                 CALENDAR YEARS
-------------------------------------------------------------------------------
    1999                                2000                         2001
-------------------------------------------------------------------------------
  5.17%                                30.91%                        18.20%

During the 3-year period shown in the bar chart, the highest return for a quarter was 10.71% (quarter ending 6/30/99) and the lowest return for a quarter was (6.73)% (quarter ending 9/30/99).

--------------------------------------------------------------------------------
  Average Annual Total Returns                      Past             Since
  for the periods ending 12/31/01                 One Year*      Inception* **
-------------------------------------------------------------------------------
  Return Before Taxes                               18.20%         18.50%
  Return After Taxes on Distributions               17.14%         17.16%
  Return After Taxes on Distributions
    and Sale of Fund Shares                         11.13%         14.57%
  Bloomberg REIT Small Cap Index***                 22.90%         11.28%
  Bloomberg Real Estate Operating Co. Index***      17.60%         11.40%
  Wilshire Real Estate Securities Index***          10.45%         12.72%
  Morgan Stanley REIT Index***                      12.83%         11.68%
-------------------------------------------------------------------------------

* Returns do not reflect the 1% redemption fee charged to a shareholder for redemption or exchange of shares within a one-year period.

**   From September 17, 1998.

*** An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. It does not factor in fees, expenses or taxes -- costs that are reflected in the Fund's results.

-------------------------------------------------------------------------------

o After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.

o Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

o As with all mutual funds, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

-------------------------------------------------------------------------------

PRINCIPAL INVESTMENT RISKS

Prices of securities (and stocks in particular) have historically fluctuated. The value of the Fund will similarly fluctuate and you could lose money.

In addition to general market conditions, the value of the Fund will be affected by the strength of the real estate market. Factors that could affect the value of the Fund's holdings include the following:

o    overbuilding and increased competition;
o    increases in property taxes and operating expenses;

o    changes in interest rates;

o    changes in zoning laws;
o    casualty or condemnation losses;
o    variations in rental income;
o    changes in neighborhood values; and
o    the appeal of properties to tenants.

Prices of commodities such as timber have historically been very volatile. Reductions in commodity prices will likely cause the prices of the securities of the companies in those industries to decline.

The Fund's investments in high yield securities (commonly known as "junk bonds") may expose the Fund to greater risks than if the Fund only owned higher grade securities. The value of high yield, lower quality bonds is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments. These issuers are more vulnerable to financial setbacks and recession than more creditworthy issuers which may impair their ability to make interest and principal payments.

-------------------------------------------------------------------------------

EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

   Redemption Fee (as a percentage of amount redeemed)         1.00%*
   Exchange Fee                                                1.00%*
ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):

   Management Fees                                             0.90%
   Other Expenses                                              0.76%**
-------------------------------------------------------------------------
   Total Fund Operating Expenses                               1.66%**

* These fees are charged only on redemptions or exchanges of shares held less than one year. (See "How to Redeem Shares - Early Redemption Fee" for more information.)

** These expenses do not reflect reimbursement by the Adviser. During the fiscal year ended October 31, 2001, the Adviser reimbursed the Fund for all expenses incurred by the Fund in excess of 1.50% of Fund assets. The Fund will repay the Adviser the amount of its reimbursement for up to three years following the reimbursement to the extent Fund expenses drop below 1.50%. The Adviser expects to continue to reimburse the Fund in accordance with this agreement for the foreseeable future. Either the Fund or the Adviser can terminate this arrangement at any time.

EXAMPLE

The following example is intended to help you compare the cost of investing in Third Avenue Real Estate Value Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 Year 1            Year 3             Year 5             Year 10
 -----             -----              -----              ------
 $272              $523               $902               $1,965

You would pay the following expenses if you did not redeem your shares:

 Year 1            Year 3             Year 5             Year 10
 -----             -----              -----              ------
 $169              $523               $902               $1,965

THIRD AVENUE INTERNATIONAL VALUE FUND
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

-------------------------------------------------------------------------------

Third Avenue International Value Fund seeks long-term capital appreciation.

The Fund seeks to achieve its objective by acquiring equity and debt securities of well-financed companies located outside of the United States. While the Fund may invest in companies located anywhere in the world, it currently expects that most of its assets will be invested in the more developed countries, and at least 80% of its assets will be invested in securities of issuers located outside of the United States. The Fund's Adviser will select individual securities using its strict disciplined value approach. Using this approach, the Adviser will attempt to find securities that trade at a substantial discount to the Adviser's estimate of the issuing company's private market value or liquidation value. The Fund may invest in securities of companies of any capitalization, including, from time to time, smaller capitalization companies. The Fund may invest in certain derivative instruments primarily to hedge against foreign currency risk.

-------------------------------------------------------------------------------

PERFORMANCE

The Fund is newly organized and, as of the date of this prospectus, did not have a full calendar year of performance. As a result, no performance information has been presented.

 FUND CODES
 Ticker
 TAVIX

 CUSIP
 884116500

-------------------------------------------------------------------------------

PRINCIPAL INVESTMENT RISKS

Prices of securities (and stocks in particular) have historically fluctuated. The value of the Fund will similarly fluctuate and you could lose money.

The Fund may attempt to find value in industries that it believes to be temporarily depressed. The prices of securities in these industries may tend to go down more than those of companies in other areas.

The Fund may invest from time to time in smaller companies whose securities tend to be more volatile and less liquid than securities of larger companies.

The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality is increased, the market values of debt securities generally rise. Conversely, when interest rates rise and/or perceived credit quality is lowered, the market values of debt securities generally decline. The magnitude of these fluctuations will be greater when the average maturity of the debt securities is longer.

In addition to general market risks, foreign securities may be subject to different risks than investments in U.S. securities. An investment in a foreign company may be affected by different developments, including political, social, economic or other developments that are unique to that market. Therefore, the prices of foreign securities may, at times, move in a different direction than those of U.S. securities. From time to time, foreign capital markets may exhibit more volatility than those in the U.S.

The Fund's investments are usually denominated in the currencies of the countries in which they are traded. As a result, the Fund may be affected by changes in the value of foreign currencies in relation to the U.S. dollar. The value of a foreign currency may change in response to events that do not affect the value of the investment in the currency's home country.

The Adviser may invest in certain instruments, such as derivatives, and may use certain techniques, such as hedging, to manage currency risk. However, the Adviser can not guarantee that it will be practical to hedge these risks in certain markets or conditions or that it will succeed in doing so.
--------------------------------------------------------------------------------

EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
   Redemption Fee (as a percentage of amount redeemed)         2.00%*
   Exchange Fee                                                2.00%*
ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):
   Management Fees                                             1.25%
   Other Expenses                                              0.93%**
-------------------------------------------------------------------------------
   Total Fund Operating Expenses                               2.18%**



* These fees are charged only on redemptions or exchanges of shares held for less than one year. (See "How to Redeem Shares - Early Redemption Fee" for more information.)

** These expenses are estimated and do not reflect reimbursements by the Adviser. The Adviser expects to reimburse the Fund for all expenses incurred by the Fund in excess of 1.75% of Fund assets. The Fund will repay the Adviser the amount of its reimbursement for up to three years following the reimbursement to the extent Fund expenses drop below 1.75%. The Adviser expects to continue to reimburse the Fund in accordance with this agreement for the foreseeable future. Either the Fund or the Adviser can terminate this arrangement at any time.

 EXAMPLE

The following example is intended to help you compare the cost of investing in Third Avenue International Value Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



         Year 1                      Year 3
          -----                       -----
          $427                        $682
You would pay the following expenses if you did not redeem your shares:



         Year 1                      Year 3
          -----                       -----
          $221                        $682

MANAGEMENT OF THE FUNDS
-------------------------------------------------------------------------------

THE INVESTMENT ADVISER

EQSF Advisers, Inc. (the "Adviser"), 767 Third Avenue, New York, NY 10017-2023, is the investment adviser for each of the Funds. The Adviser manages each Fund's investments, provides various administrative services and supervises the Funds' daily business affairs, subject to the authority of Third Avenue Trust's (the "Trust") Board of Trustees. The Adviser has been an investment adviser for mutual funds since its organization in 1986.

MARTIN J. WHITMAN

Mr. Whitman, the Chairman and Chief Executive Officer of the Trust and its Adviser, is the portfolio manager of Third Avenue Value Fund. During the past five years, he has also served in various executive capacities with M.J. Whitman, Inc., the Funds' distributor and registered broker-dealer, and several affiliated companies engaged in various investment and financial businesses; he has served as a Distinguished Management Fellow at the Yale School of Management and as an adjunct professor at Columbia University Graduate School of Business in 2001; and he has been a director of various public and private companies, currently including Danielson Holding Corporation, an insurance holding company, and Nabors Industries, Inc., an international oil drilling contractor.


Mr. Whitman graduated from Syracuse University magna cum laude in 1949 and received a masters degree in Economics from New School University in 1956.


CURTIS JENSEN

Curtis Jensen became the sole portfolio manager of Third Avenue Small-Cap Value Fund on May 29, 2001. Prior to that, he had served as co-manager of the Fund since its inception. He has been employed by the Adviser since 1995, and also serves as senior research analyst for the Adviser. Prior to joining the Adviser, Mr. Jensen was a graduate business student at the Yale School of Management from 1993 to 1995, where he studied under Mr. Whitman. Prior to that, Mr. Jensen was a director of and managed the operations of, a specialty food manufacturer, and was an investment banker with Manufacturers Hanover Trust Company and Enright & Company. Mr. Jensen has been a Director of American Capital Access Holdings, Inc., an insurance holding company since 2001.

Mr. Jensen received his M.B.A. from the Yale School of Management and his B.A. in Economics from Williams College.


MICHAEL WINER

Michael Winer became the sole portfolio manager of Third Avenue Real Estate Value Fund on May 29, 2001. Prior to that, he had served as co-manager of the Fund since its inception. Since 1994, Mr. Winer has been a senior research analyst for the Adviser and M.J. Whitman, Inc. From 1991 to 1994, Mr. Winer held senior-level positions with two financial institutions where he directed the workout, collection and liquidation of distressed real estate loan and asset portfolios. From 1986 to 1991, Mr. Winer was the chief financial officer, director and co-owner of a southern California real estate development firm specializing in the development, construction and management of commercial properties. From 1980 to 1986, Mr. Winer served as controller and financial officer for two large southern California real estate development firms. From 1978 to 1980, Mr. Winer was a CPA and senior auditor with Touche Ross & Co. Mr. Winer is a Director of Tejon Ranch Company, an agricultural and land management company.

Mr. Winer received his B.S. in Accounting from San Diego State University. Mr. Winer is a Certified Public Accountant.

AMIT WADHWANEY

Amit Wadhwaney has served as portfolio manager of Third Avenue International Value Fund since its inception. Since 1999, Mr. Wadhwaney has been a senior research analyst for the Adviser and M.J. Whitman Advisers. Additionally, Mr. Wadhwaney has been the portfolio manager of the M.J. Whitman Global Value Fund, L.P. since 1999.

Prior to joining the Adviser, Mr. Wadhwaney was the portfolio manager of the Carl Marks Global Value Fund, L.P., the predecessor fund of M.J. Whitman Global Value Fund, L.P. from 1996 to 1999; and prior to that, he was a principal of

-------------------------------------------------------------------------------

Glenrock Asset Management Associates, L.P. Earlier in his career, from 1990 to 1994, he was a securities analyst, and subsequently a director of research for M.J. Whitman, Inc., an affiliate of the Adviser. Earlier, Mr. Wadhwaney was a Paper and Forest Products Analyst at Bunting Warburg, a Canadian brokerage firm. He began his career in the Corporate Planning Group of Domtar, Inc., a Canadian forest products producer.

Mr. Wadhwaney holds an M.B.A. in Finance from the University of Chicago, as well as a B.A. with distinction and an M.A. in Economics from Concordia University in Montreal, Canada. He also holds bachelors degrees in Mathematics and Chemical Engineering from the University of Minnesota. In addition to receiving numerous academic awards and fellowships, Mr. Wadhwaney has lectured as a member of the Economics faculty and in the School of Commerce and Business Administration at Concordia University.

PERFORMANCE OF THE PORTFOLIO MANAGER OF THIRD AVENUE INTERNATIONAL VALUE FUND

THE FOLLOWING PERFORMANCE INFORMATION MAY BE RELEVANT TO SHAREHOLDERS OF THE THIRD AVENUE INTERNATIONAL VALUE FUND. The chart below illustrates the past performance of M.J. Whitman Global Value Fund, L.P. (the "Private Fund"), a private fund managed by M.J. Whitman Global Advisors LLC, an affiliate of the Adviser, since March of 1999. The Private Fund has investment objectives, policies and strategies that are substantially similar to those of Third Avenue International Value Fund (the "Fund"). Amit Wadhwaney, the portfolio manager of the Fund, has been the sole portfolio manager of the Private Fund for the periods shown. From inception through March, 1999, Mr. Wadhwaney managed the Private Fund while employed with another adviser.

              Performance of M.J. Whitman Global Value Fund, L.P.*
                            Annualized Rate of Return
                           For Periods Ended 12/31/01
-------------------------------------------------------------------------------
                                                         MSCI All Country World
                                  Global Value Fund***      ex. USA Index****
-------------------------------------------------------------------------------
  1 Year**................................   10.05%           -19.50%
  3 Years**...............................   17.02%            -3.64%
  5 Years**...............................    8.29%             0.89%
  Since Inception**.......................    8.58%             1.60%

*    Formerly, Carl Marks Global Value Fund, L.P.

**   Annualized-Inception Date, September 1, 1996.

*** The performance of the Private Fund is net of management fees and expenses; the expenses and fees are different from those charged to the Fund. The Private Fund charges a 1% fee on all assets and a 20% performance fee on any profits earned after the recovery of any losses. Expenses and costs for the Private Fund include accounting, legal and trading expenses and are expected to be similar to those relating to the Fund. This compares to a 1.25% fee on all assets of the Fund to be charged by the Adviser. The Private Fund is not subject to the restrictions of the Investment Company Act of 1940 or the Internal Revenue Code, which, if applicable, might have adversely affected the performance of the Fund. These results are unaudited.

**** The Morgan Stanley Capital International All Country World ex. USA Index is an unmanaged index of common stocks and includes securities representative of the market structure of over 50 developed and emerging market countries (other than the United States) in North America, Europe, Latin America and the Asian Pacific Region. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market--it does not show actual investment returns.

   PAST RESULTS SHOULD NOT BE INTERPRETED AS INDICATIVE OF FUTURE PERFORMANCE.

ADVISORY FEES

Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund each paid the Adviser a fee equal to 0.90% of its average daily net assets for the fiscal year ended October 31, 2001. Third Avenue International Value Fund will pay the Adviser a contractual advisory fee equal to 1.25% of its average daily net assets.

HOW TO PURCHASE SHARES
-------------------------------------------------------------------------------

PRICE OF SHARES


The price you will pay for a share of a Fund is the Fund's net asset value per share (NAV). NAV per share is calculated as of the close of regular trading on the New York Stock Exchange (NYSE), normally 4:00 p.m., Eastern time. The NAV of each Fund is determined by dividing the value of all portfolio securities, cash, and other assets, including accrued interest and dividends, owned by the Fund, less all liabilities, including accrued expenses of the Fund, by the total number of outstanding shares of the Fund. Your order will be priced at the next NAV calculated following receipt of your order. A Fund's investments are generally valued at market value. Certain short-term securities are valued based on amortized cost. Illiquid securities and other securities and assets for which market quotations are not readily available are valued at "fair value", as determined in good faith by or under the direction of the Board of Trustees of the Fund holding such securities. Foreign securities held by a Fund generally trade on foreign markets which may be open on days when the NYSE is closed. This means that the Fund's NAV can change on a day that you cannot purchase or redeem shares.


BUSINESS HOURS

The Funds are open for business each day the NYSE is open. The NYSE and the Funds will be closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

PURCHASING SHARES


Shares of a Fund can be purchased either directly from the Fund or through your broker-dealer or investment adviser so long as they have a selling agreement with the Fund's distributor.

To purchase shares directly from a Fund, you need to complete and sign an account application and send it, together with your payment for the shares, to the Fund's transfer agent, PFPC, Inc. (PFPC):

         PFPC, Inc.
         211 South Gulph Rd.
         P.O. Box 61503
         King of Prussia, PA 19406-0903

To purchase shares from a broker-dealer, a broker-dealer must be a member in good standing with the National Association of Securities Dealers, Inc. (NASD) and have entered into a selling agreement with the Funds' distributor, M.J. Whitman, Inc. Investment advisers must be registered under federal securities laws. You may or may not need to complete and sign an account application when purchasing through a broker-dealer or investment adviser, depending on its arrangements with the Funds. The Funds reserve the right to reject any purchase order.

-------------------------------------------------------------------------------
MINIMUM INVESTMENTS


The minimum initial investment for Third Avenue Value Fund, Third Avenue Small-Cap Value Fund or Third Avenue Real Estate Value Fund is $1,000 for a regular account and $500 for an Individual Retirement Account (IRA). The minimum initial investment for Third Avenue International Value Fund is $2,500 for a regular account and $500 for an IRA. Additional investments for all of the Funds must be at least $1,000 for a regular account and $200 for an IRA, unless you use the Funds' Automatic Investment Plan. Under this plan, a predetermined amount, selected by you, will be deducted from your checking account. Additional investments under this plan are subject to a monthly minimum of $200. The Automatic Investment Plan option may be elected on the application.

Transactions in Fund shares made through your broker-dealer or investment adviser may be subject to charges imposed by the broker-dealer or investment adviser, who may also impose higher initial or additional amounts for investment than those established by the Funds. At the sole discretion of the Adviser, the initial and any additional investment minimums may be waived for certain investors.


PAYING FOR SHARES

When purchasing shares directly from a Fund, you may pay by check or money order payable to "Third Avenue Funds." The Funds will only accept checks drawn in U.S. currency on a domestic bank. The Funds will not accept a check endorsed over by a third-party. You will be charged (minimum of $20) for any check used for the purchase of Fund shares that is returned unpaid. If you purchase Fund shares by check or money order, you may not receive redemption proceeds until there is a reasonable belief that the check has cleared, which may take up to fifteen calendar days after the purchase date. If you purchase shares through a broker-dealer or investment adviser, the broker-dealer or investment adviser is responsible for forwarding payment or arranging for payment promptly. The Funds reserve the right to cancel any purchase order for which payment has not been received by the third business day following receipt of the purchase order. Telephone purchase orders will only be accepted from financial institutions which have been approved previously by the Funds or the Adviser.

-------------------------------------------------------------------------------

   PAYING FOR SHARES BY MAIL

   INITIAL PAYMENTS

   Initial payments, together with your account application, should be sent to:


         Third Avenue Funds
         c/o PFPC, Inc.
         211 South Gulph Rd.
         P.O. Box 61503

         King of Prussia, PA 19406-0903


   ADDITIONAL PAYMENTS

   Additional payments, together with the payment stub from your account statement, should be sent to:

         Third Avenue Funds
         c/o PFPC, Inc.
         211 South Gulph Rd.
         P.O. Box 61503

         King of Prussia, PA 19406-0903


   PAYING FOR SHARES BY WIRE

Prior to sending wire instructions, notify PFPC at (800) 443-1021, Option 2 to insure proper credit to your account.

Direct your bank to wire funds as follows:

         Boston Safe Deposit &Trust
         ABA #: 011001234
         Acct#: 003514


For further credit to: Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund, or Third Avenue International Value Fund (Shareholder's name, exact account title and account number).


Heavy wire traffic over the Federal Reserve System may delay the arrival of purchase orders made by wire.

--------------------------------------------------------------------------------

INDIVIDUAL RETIREMENT ACCOUNTS


The Funds' IRA application and additional forms required may be obtained by contacting PFPC at (800) 443-1021, Option 1. The account will be maintained by the custodian, PFPC Trust Company, which currently charges an annual maintenance fee of $12. Fees are subject to change by PFPC Trust Company.


OTHER RETIREMENT PLANS

If you are self-employed, you may purchase shares of the Funds through tax-deductible contributions to retirement plans for self-employed persons, known as Keogh plans. However, the Funds do not currently act as a sponsor or administrator for such plans.

Fund shares may also be purchased for other types of qualified pension or profit sharing plans which are employer-sponsored, including deferred compensation or salary reduction plans, known as 401(k) Plans, which give participants the right to defer portions of their compensation for investment on a tax-deferred basis until distributions are made.

HOW TO REDEEM SHARES
-------------------------------------------------------------------------------

GENERAL


You may redeem your shares on any day during which the NYSE is open, either directly from a Fund or through your broker-dealer or investment adviser. Fund shares will be redeemed at the NAV next calculated after your order is received in proper form by the Funds' transfer agent. Redemption requests that contain a restriction as to the time, date or share price at which the redemption is to be effective will not be honored. You can redeem less than all of your shares, but if you retain shares with a value of less than $500 (other than IRAs) your account will be closed. See "Redemption By The Funds."


BY MAIL

Send a written request, together with any share certificates that have been issued, to:

             PFPC, Inc.
             211 South Gulph Road
             P.O. Box 61503

             King of Prussia, PA 19406-0903

Written redemption requests, stock powers and any share certificates issued must be submitted and signed exactly as the account is registered. Such requests may require a signature guarantee and additional documents. See "Signature Guarantees/Other Documents."

TELEPHONE REDEMPTION SERVICE

You may redeem shares by telephone by electing this service on the application. You may thereafter redeem shares on any business day by calling PFPC at (800) 443-1021, Option 2, prior to 4:00 p.m. Eastern time.

The Funds and PFPC will not be liable for following telephone instructions reasonably believed to be genuine. In this regard, PFPC will require personal identification information before accepting a telephone redemption order.

Please contact your broker-dealer or investment adviser for information on how to redeem your shares through them.

FEES

You will not be charged for redeeming your shares directly from the Funds, except as described below under "Early Redemption Fee." The transfer agent currently charges a wire fee of $9 for payment of redemption proceeds by federal funds. The transfer agent will automatically deduct the wire fee from the redemption proceeds. Broker-dealers handling redemption transactions generally will charge a service fee.

REDEMPTION BY THE FUNDS

The Funds have the right to redeem your shares at current NAV at any time and without prior notice if and to the extent that such redemption is necessary to reimburse the Funds for any loss sustained by reason of your failure to make full payment for shares of the Funds you previously purchased or subscribed for. The Funds may also redeem your shares in any account (other than those in an IRA account), upon 30 days prior written notice, if they have an aggregate NAV, not attributed to market fluctuations, of less than $500.

PAYMENT OF REDEMPTION PROCEEDS

A Fund will usually make payment for redemptions of Fund shares within one business day, but not later than seven calendar days after receipt of a redemption request. You should note that payment for redemption of recently purchased Fund shares that have been paid for by check may be delayed until the Fund has a reasonable belief after due inquiry that the check has cleared, which may take up to fifteen calendar days after the purchase date.

WIRED PROCEEDS

If you request payment of redemption proceeds by wire transfer, payment will be transmitted only on days that commercial banks are open for business and only to the bank and account previously authorized by you on your application or separate signature guaranteed letter of instruction. Neither the Funds, nor the transfer agent, will be responsible for any delays in wired redemption proceeds due to heavy wire traffic over the Federal Reserve System.

-------------------------------------------------------------------------------

SIGNATURE GUARANTEES/OTHER DOCUMENTS


Signatures must be guaranteed by an "eligible guarantor institution", which includes certain banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations participating in a signature guarantee program recognized by the Securities Transfer Association (a "Medallion Guarantee"). Signature guarantees are required on any:

     1. request for redemption, payable to the registered shareholder involving $10,000 or more,

     2. redemption proceeds payable to and/or mailed to other than the registered shareholder, or

     3.   requests to transfer shares.

A notary public is not an acceptable guarantor.

Additional documents may be required when shares are registered in the name of a corporation, partnership, association, agent, fiduciary, trust, estate or other organization.

Additional tax documents may also be required in the case of redemptions from IRA accounts. For further information, call PFPC toll free at (800) 443-1021, Option 2.

CHANGING INFORMATION

If you did not previously elect the Telephone Redemption Service on your application, or wish to change any information previously provided to the Funds, including the address of record or the bank to which redemption proceeds are to be wired, you must submit a signature guaranteed letter of instruction. This is designed to protect you and the Adviser from fraud.

SYSTEMATIC WITHDRAWAL PLAN

If you own or are purchasing shares of the Funds having a current value of at least $10,000, you may participate in a Systematic Withdrawal Plan. This plan provides for automatic redemption of at least $100 monthly, quarterly, semi-annually, or annually. You may establish a Systematic Withdrawal Plan by sending a letter to PFPC. Notice of all changes concerning the Systematic Withdrawal Plan must be received by PFPC at least two weeks prior to the next scheduled payment. Further information regarding the Systematic Withdrawal Plan and its requirements can be obtained by contacting PFPC at (800) 443-1021, Option 2.

EARLY REDEMPTION FEE

For Third Avenue Real Estate Value Fund or Third Avenue Small-Cap Value Fund*, if you redeem or exchange shares which you have held less than one year, a fee will be assessed and retained by the respective Fund for the benefit of the remaining shareholders according to the following schedule:

      Months Since              Redemption Fee
        Purchase      (as a % of current net asset value)
       -----------        --------------------------
         Twelve                      1.00%
       Thereafter                    None

* The redemption fee for shares of Third Avenue Small-Cap Value Fund applies only to shares purchased after January 1, 2002.

For Third Avenue International Value Fund, if you redeem or exchange shares which you have held less than one year, a fee will be assessed and retained by the Fund for the benefit of the remaining shareholders according to the following schedule:

      Months Since              Redemption Fee
        Purchase      (as a % of current net asset value)
       -----------        --------------------------
         Twelve                      2.00%
       Thereafter                    None

The early redemption fee for Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Value Fund is intended to defray transaction and other expenses caused by early redemptions. The fee is not a deferred sales charge, is not a commission paid to the Adviser, and does not benefit the Adviser in any way. These Funds reserve the right to modify the terms of, or terminate, this fee at any time. The fee applies to redemptions from these Funds and exchanges to other Third Avenue Funds, but not to dividend or capital gains distributions which have been automatically reinvested in these Funds. The fee is applied to the shares being redeemed or exchanged in the order in which they were purchased. For these purposes and with-out regard to the shares actually redeemed, shares will be treated as redeemed as follows: first, reinvestment shares; second, purchased shares held one year or more; and third, purchased shares held for less than one year. No fee will be payable by shareholders (i) who are omnibus or similar account customers of certain Fund-approved broker-dealers and other institutions that do not allow for the deduction of the redemption fee from customer accounts, or (ii) who hold shares through deferred compensation or salary reduction plans known as 401(k) Plans.

HOW TO EXCHANGE SHARES
-------------------------------------------------------------------------------
INTER-FUND EXCHANGE PRIVILEGE


You may exchange shares of one Fund of the Trust for shares of another Fund, in writing or by telephone, at NAV without the payment of any fee or charge, except that a fee will be applicable upon the exchange of shares of Third Avenue Real Estate Value Fund, Third Avenue Small-Cap Value Fund or Third Avenue International Value Fund that you held for less than one year. See "How to Redeem Shares - Early Redemption Fee" for details. An exchange is considered a sale of shares and may result in capital gain or loss for federal and state income tax purposes. If you want to use this exchange privilege, you should elect the service on your account application.

If the transfer agent receives exchange instructions in writing or by telephone at (800) 443-1021, in proper form by the valuation time on any business day, the exchange will be effected that day. For an exchange request to be in proper form, it must include your name as it appears on the account, the account number, the amount to be exchanged, the names of the Funds from which and to which the exchange is to be made and a signature guarantee as may be required.

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES
-------------------------------------------------------------------------------


Each Fund intends to qualify as a regulated investment company under federal income tax law. If a Fund so qualifies and distributes each year to its shareholders at least 90% of its investment company taxable income, such Fund will not be required to pay Federal income taxes on any income it distributes to shareholders. If a Fund distributes less than an amount equal to the sum of 98% of its ordinary income and 98% of its capital gain net income, then such Fund will be subject to a 4% excise tax on the undistributed amounts. Each Fund expects to distribute substantially all of its net investment income and to distribute any realized net capital gains. Each Fund will make these distributions at least annually.

Distributions from both net investment income and short-term capital gains are subject to tax as ordinary income. A portion of these distributions may qualify for the corporate dividends-received deduction available to corporate shareholders. Distributions of net long-term capital gain are subject to tax as a long-term capital gain. Short-term gains are attributable to assets held for up to one year and long-term gains are attributable to assets held for more than one year. For individuals, those gains are currently subject to tax at different Federal income tax rates.

Each Fund will notify you of the tax status of dividends and capital gains distributions after the end of each calendar year. The tax status of distributions will be the same no matter how long you have held your shares.


Shareholders receiving distributions in the form of additional shares will be treated for Federal income tax purposes in the same manner as if they had received cash distributions equal in value to the shares received and will have a cost basis for Federal income tax purposes in each share received equal to the NAV of a share of a Fund on the date of distribution.

You will generally recognize taxable gain or loss on a sale, exchange or redemption of shares in an amount equal to the difference between the amount received and your basis in such shares. This gain or loss will generally be capital and will be long-term capital gain or loss if the shares were held for more than one year. Any loss recognized by shareholders upon a taxable disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to such shares. Special rules apply for purposes of determining a holding period. A loss realized on the disposition of shares of a Fund will be disallowed to the extent identical (or substantially identical) shares are acquired in a 61-day period beginning 30 days before and ending 30 days after the date of such disposition. In that event, the basis of the replacement shares of a Fund will be adjusted to reflect the disallowed loss. You should be aware that an exchange of shares in a Fund for shares in other Funds operated by the Trust is treated for Federal income tax purposes as a sale and a purchase of shares, which may result in realization of a gain or loss and be subject to Federal income tax.


The Statement of Additional Information (SAI) contains a more detailed summary of the Federal tax rules that apply to the Funds and their shareholders. Legislative, judicial or administrative action may change the tax rules that apply to the Funds or their shareholders and any such change may be retroactive.

You should consult your tax advisers as to the Federal, state, local and non-U.S. tax consequences to you of ownership of shares of the Funds.


DISTRIBUTION OPTIONS

You should specify on your account application how you wish to receive distributions. If no election is made on the account application, all distributions will automatically be reinvested. Each Fund offers four options:


  (1) income dividends and capital gain distributions paid in cash;


  (2) income dividends paid in cash with capital gain distributions reinvested;

  (3) income dividends reinvested with capital gain distributions paid in cash; or

  (4) both distributions automatically reinvested in additional shares of that Fund.


Any distribution payments returned by the post office as undeliverable will be reinvested in additional shares of the applicable Fund at the NAV next determined.

-------------------------------------------------------------------------------

WITHHOLDING

The Funds may be required to withhold Federal income tax from dividend, capital gains and redemption payments of a percentage of such amounts to shareholders who do not furnish to the Funds their correct taxpayer identification number (in the case of individuals, their social security number), and make certain required certifications (including certifications as to foreign status, if applicable), or who are otherwise subject to backup withholding. Investors should be sure to provide this information when they complete the application. Foreign shareholders, including shareholders who are non-resident aliens, may be subject to U.S. withholding tax on certain distributions (whether received in cash or in shares), at a rate of 30% or such lower rate as prescribed by an applicable treaty. Prospective foreign investors should consult their tax advisers concerning the tax consequences to them of an investment in shares.

SHAREHOLDER SERVICES
-------------------------------------------------------------------------------


Each Fund provides you with helpful services and information about your account.

o    A statement after every transaction.
o    An annual account statement reflecting all transactions for the year.
o Tax information mailed by January 31 of each year, a copy of which will also be filed with the Internal Revenue Service.
o The financial statements of the Fund with a summary of portfolio composition and performance, mailed at least twice a year.

o Each Fund intends to continue to mail to shareholders quarterly reports containing the Portfolio Managers' letters and a summary of portfolio changes and composition. The Annual Report to Shareholders will also contain performance in addition to the above.

o    24 hour automatic voice response service.
o    On-line account access though the Funds' web site:
     www.thirdavenuefunds.com.

The Funds pay for shareholder services but not for special services such as requests for historical transcripts of accounts. The Funds' transfer agent, PFPC, currently charges $10 per year for duplication of historical account activity records, with a maximum fee of $100.

TELEPHONE INFORMATION

YOUR ACCOUNT

Questions about your account, purchases, redemptions and distributions can be answered by PFPC Monday through Friday, 9:00 a.m. to 7:00 p.m. Eastern time. Call toll free (800) 443-1021, Option 2, or (610) 239-4600.

THE FUNDS

Questions about the Funds and literature requests can be answered by the Funds' telephone representatives Monday through Friday, 9:00 a.m. to 5:00 p.m. Eastern time. Call toll free (800) 443-1021, Option 1, or (610) 239-4600.

TO REDEEM SHARES

To redeem shares by telephone, call PFPC prior to 4:00 p.m. on the day you wish to redeem, toll free (800) 443-1021, Option 2, or (610) 239-4600.

TRANSFER OF OWNERSHIP


You may transfer Fund shares or change the name or form in which the shares are registered by writing to PFPC. The letter of instruction must clearly identify the account number, name(s) and number of shares to be transferred, and provide a certified tax identification number by way of a completed new account application, W-8 BEN form or W-9 form, and include the signature(s) of all registered owners, and any share certificates issued. The signature(s) on the transfer instructions or any stock power must be guaranteed as described under "Signature Guarantees/Other Documents."

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


The following Financial Highlights tables are intended to help you understand each Fund's financial performance. For Third Avenue Value Fund, these tables reflect data for the last five fiscal years. For Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund, these tables reflect data from the commencement of operations through October 31, 2001, the end of the Funds' most recent fiscal year. No financial highlights are presented for Third Avenue International Value Fund since it was not in operation as of October 31, 2001. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The Financial Highlights for the fiscal years included herein have been audited by PricewaterhouseCoopers LLP, independent accountants, whose unqualified report on the October 31, 2001 financial statements appears in the Funds' Annual Report to Shareholders. This information should be read in conjunction with the financial statements and accompanying notes appearing in the 2001 Annual Report to Shareholders, which is available upon request.


THIRD AVENUE VALUE FUND

Selected data (for a share outstanding throughout each period) and ratios are as follows:

                                                                               Years Ended October 31,
                                             --------------------------------------------------------------------------------------
                                                  2001               2000              1999              1998              1997
                                                -------            -------           -------           -------            ------
Net Asset Value,
  Beginning of Period                        $       38.48     $       34.82     $       30.16     $       31.94     $       24.26
                                             -------------     -------------     -------------     -------------     -------------
Income (loss) From Investment
Operations:
  Net investment income                               0.45              0.47              0.47              0.48              0.48
  Net gain (loss) on securities
    (both realized and unrealized)                   (1.59)             7.61              4.59             (1.69)             7.92
                                             -------------     -------------     -------------     -------------     -------------
Total from Investment Operations                     (1.14)             8.08              5.06             (1.21)             8.40
                                             -------------     -------------     -------------     -------------     -------------
Less Distributions:
  Dividends from net investment income               (0.68)             0.00             (0.40)            (0.41)            (0.57)
  Distributions from realized gains                  (2.16)            (4.42)             0.00             (0.16)            (0.15)
                                             -------------     -------------     -------------     -------------     -------------
Total Distributions                                  (2.84)            (4.42)            (0.40)            (0.57)            (0.72)
                                             -------------     -------------     -------------     -------------     -------------
Net Asset Value, End Of Period               $       34.50     $       38.48     $       34.82     $       30.16     $       31.94
                                             =============     =============     =============     =============     =============
Total Return                                         (3.01%)           24.07%            16.89%            (3.86%)           35.31%
Ratios/Supplemental Data:
Net Assets, End of Period
  (in thousands)                             $   2,408,642     $   1,856,220     $   1,340,272     $   1,540,711     $   1,646,240
Ratio of Expenses to Average
  Net Assets                                          1.07%             1.09%             1.10%             1.08%             1.13%
Ratio of Net Income to Average
  Net Assets                                          1.31%             1.41%             1.27%             1.44%             2.10%
Portfolio Turnover Rate                                 16%               30%                5%               24%               10%

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
THIRD AVENUE SMALL-CAP VALUE FUND

Selected data (for a share outstanding throughout each period) and ratios are as follows:


                                                                                Years Ended October 31,
                                              ----------------------------------------------------------------------------------
                                                   2001              2000              1999             1998            1997*
                                                 -------            ------            ------           ------          ------
Net Asset Value,
  Beginning of Period                         $     13.86       $     11.33       $     10.66       $     12.37       $     10.00
                                              -----------       -----------       -----------       -----------       -----------
Income (loss) From Investment
Operations:
  Net investment income                              0.14              0.19              0.09              0.08              0.05
  Net gain (loss) on securities
    (both realized and unrealized)                   1.23              2.44              0.67             (1.73)             2.32
                                              -----------       -----------       -----------       -----------       -----------
Total from Investment Operations                     1.37              2.63              0.76             (1.65)             2.37
                                              -----------       -----------       -----------       -----------       -----------
Less Distributions:
  Dividends from net investment
  income                                            (0.21)            (0.10)            (0.09)            (0.06)             0.00
Distributions from realized gains                   (0.69)             0.00              0.00              0.00              0.00
                                              -----------       -----------       -----------       -----------       -----------
Total Distributions                                 (0.90)            (0.10)            (0.09)            (0.06)             0.00
                                              -----------       -----------       -----------       -----------       -----------
Net Asset Value, End Of Period                $     14.33       $     13.86       $     11.33       $     10.66       $     12.37
                                              ===========       ===========       ===========       ===========       ===========
Total Return                                        10.54%            23.30%             7.12%           (13.36%)         23.70%(1)
Ratios/Supplemental Data:
  Net Assets, End of Period
    (in thousands)                            $   275,666       $   142,459       $   121,895       $   139,557       $   107,256
  Ratio of Expenses to Average
    Net Assets                                       1.23%             1.30%             1.28%             1.28%           1.65%(2)
  Ratio of Net Income to Average
    Net Assets                                       1.16%             1.43%             0.72%             0.72%           1.44%(2)
  Portfolio Turnover Rate                              18%               19%               10%                6%              7%(1)

(1) Not Annualized
(2) Annualized
 *  The Fund commenced investment operations on April 1, 1997.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THIRD AVENUE REAL ESTATE VALUE FUND


Selected data (for a share outstanding throughout each period) and ratios are as follows:

                                                                                Years Ended October 31,
                                                        ------------------------------------------------------------------
                                                           2001                2000               1999              1998*
                                                          ------              ------             ------            ------
Net Asset Value, Beginning of Period                    $    13.64         $    11.09         $    10.28        $    10.00
                                                        ----------         ----------         ----------        ----------
Income (loss) From Investment Operations:
  Net investment income                                       0.18               0.36               0.20              0.02
  Net gain (loss) on securities
    (both realized and unrealized)                            1.78               2.50               0.71              0.26
                                                        ----------         ----------         ----------        ----------
Total from Investment Operations                              1.96               2.86               0.91              0.28
                                                        ----------         ----------         ----------        ----------
Less Distributions:
  Dividends from net investment Income                       (0.27)             (0.25)             (0.10)             0.00
Distributions from realized gains                            (0.29)             (0.06               0.00              0.00
                                                        ----------         ----------         ----------        ----------
Total Distributions                                          (0.56)             (0.31)             (0.10)             0.00
                                                        ----------         ----------         ----------        ----------
Net Asset Value, End Of Period                          $    15.04         $    13.64         $    11.09        $    10.28
                                                        ==========         ==========         ==========        ==========
Total Return                                                 14.91%             26.51%              8.86%             2.80%(1)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)                $   97,236         $   23,965         $    8,312        $      713
Ratio of Expenses to Average Net Assets
  Before expense reimbursement                                1.66%              2.58%              5.38%            81.89%(2)
  After expense reimbursement                                 1.50%              1.50%              1.87%             1.90%(2)
Ratio of Net Income to Average Net Assets
  Before expense reimbursement                                2.64%              2.81%             (0.31%)          (77.33%)(2)
  After expense reimbursement                                 2.79%              3.89%              3.20%             2.66%(2)
Portfolio Turnover Rate                                         20%                23%                 5%                0%(1)

(1) Not Annualized
(2) Annualized
(*) The Fund commenced investment operations on September 17, 1998.

                                BOARD OF TRUSTEES

                                 David M. Barse

                                 Phyllis W. Beck
                                 Lucinda Franks
                                Gerald Hellerman
                                  Marvin Moser
                                Donald Rappaport
                               Myron M. Sheinfeld
                                  Martin Shubik
                                Charles C. Walden
                                 Barbara Whitman
                                Martin J. Whitman

                                    OFFICERS
                                Martin J. Whitman
                        Chairman, Chief Executive Officer
                                 David M. Barse
                       President, Chief Operating Officer
                                 Michael Carney
                       Chief Financial Officer, Treasurer
                        Kerri Weltz, Assistant Treasurer
                  W. James Hall, General Counsel and Secretary

                             Julie Smith, Controller


                               INVESTMENT ADVISER
                               EQSF Advisers, Inc.
                                767 Third Avenue
                             New York, NY 10017-2023

                                   DISTRIBUTOR
                               M.J. Whitman, Inc.
                                767 Third Avenue
                             New York, NY 10017-2023

                                 TRANSFER AGENT
                                   PFPC, Inc.
                              211 South Gulph Road
                                 P.O. Box 61503
                         King of Prussia, PA 19406-0903
                                 (610) 239-4600
                           (800) 443-1021 (toll free)

                                    CUSTODIAN
                             Custodial Trust Company
                               101 Carnegie Center
                            Princeton, NJ 08540-6231

                               [GRAPHIC OMITTED]

                               THIRD AVENUE FUNDS
                                767 THIRD AVENUE
                             NEW YORK, NY 10017-2023
                              PHONE (212) 888-5222
                            TOLL FREE (800) 443-1021
                            WWW.THIRDAVENUEFUNDS.COM

More information about the Funds is available in the Funds' reports to shareholders and the SAI. The Funds' Annual Report to Shareholders contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performances during the last fiscal year. The SAI is on file with the SEC and is incorporated by reference (is legally considered part of this Prospectus).

You can obtain the SAI and the Funds' reports to shareholders without charge and otherwise make inquiries to the Funds by writing or calling the Funds at 767 Third Avenue, New York, NY 10017-2023, (800) 443-1021 or (212) 888-5222.

Information about the Funds, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. (phone 202-942-8090 for information). Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. Reports and other information about the Funds are available on the SEC's Internet Web site (http://www.sec.gov).

SEC file number 811-8039

                                    [LOGO]


                       STATEMENT OF ADDITIONAL INFORMATION


                             DATED FEBRUARY 28, 2002


                               THIRD AVENUE TRUST

                             THIRD AVENUE VALUE FUND
                        THIRD AVENUE SMALL-CAP VALUE FUND
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      THIRD AVENUE INTERNATIONAL VALUE FUND



This Statement of Additional Information (SAI) is not a Prospectus and should be read together with the Funds' Prospectus dated February 28, 2002. The Funds' Annual Report to Shareholders is incorporated by reference in this SAI (is legally considered part of this SAI). A copy of the Prospectus and the Funds' reports to shareholders may be obtained without charge by writing to the Funds at 767 Third Avenue, New York, NY 10017-2023, or by calling the Funds at (800) 443-1021 (toll free) or (212) 888-5222.

                                TABLE OF CONTENTS

GENERAL INFORMATION............................................................1

INVESTMENT POLICIES............................................................1

INVESTMENT RESTRICTIONS.......................................................18

MANAGEMENT OF THE TRUST.......................................................19


PRINCIPAL STOCKHOLDERS........................................................27


INVESTMENT ADVISER............................................................29

INVESTMENT ADVISORY AGREEMENT.................................................30

DISTRIBUTOR...................................................................31

ADMINISTRATOR.................................................................31

CUSTODIAN.....................................................................32

TRANSFER AGENT................................................................32

INDEPENDENT ACCOUNTANTS.......................................................32

PORTFOLIO TRADING PRACTICES...................................................32

PURCHASE ORDERS...............................................................34

REDEMPTION OF SHARES..........................................................34

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES...............................35

SHARE INFORMATION.............................................................37

PERFORMANCE INFORMATION.......................................................38

FINANCIAL STATEMENTS..........................................................39

APPENDIX......................................................................40

                               GENERAL INFORMATION


This Statement of Additional Information is in addition to and serves to expand and supplement the current Prospectus of Third Avenue Trust (the "Trust"). The Trust is an open-end, non-diversified management investment company which currently consists of four separate investment series: THIRD AVENUE VALUE FUND, THIRD AVENUE SMALL-CAP VALUE FUND, THIRD AVENUE REAL ESTATE VALUE FUND, and THIRD AVENUE INTERNATIONAL VALUE FUND (each a "Fund" and collectively, the "Funds").


The Trust was organized as a business trust under the laws of the state of Delaware pursuant to a Trust Instrument dated October 31, 1996. At the close of business on March 31, 1997, shareholders of Third Avenue Value Fund, Inc. ("Third Avenue Maryland"), a Maryland corporation which was incorporated on November 27, 1989 and began operations on October 9, 1990, became shareholders of THIRD AVENUE VALUE FUND, a series of the Trust, pursuant to a merger agreement which was approved by a majority of Third Avenue Maryland's shareholders on December 13, 1996. Upon this merger, all assets, privileges, powers, franchises, liabilities and obligations of Third Avenue Maryland were assumed by the Trust. Except as noted herein, all information about THIRD AVENUE VALUE FUND or the Trust, as applicable, includes information about its predecessor, Third Avenue Maryland.



                               INVESTMENT POLICIES

The Prospectus discusses the investment objectives of the Funds and the principal investment strategies to be employed to achieve those objectives. This section contains supplemental information concerning certain types of securities and other instruments in which the Funds may invest, additional strategies that the Funds may utilize and certain risks associated with such investments and strategies.


The Funds, and particularly THIRD AVENUE VALUE FUND, expect to invest in a broad range of securities (subject to each Fund's fundamental investment objective). THIRD AVENUE INTERNATIONAL VALUE FUND expects to invest in a broad range of securities of issuers located outside of the United States. The particular types of securities and the percentage of a Fund's assets invested in each type will vary depending on where the Adviser sees the most value at the time of investment. The following is a description of the different types of securities that the Adviser may invest in and certain of the risks relating to those securities.


INVESTMENT IN EQUITY SECURITIES


In selecting equity securities, the Adviser generally seeks issuing companies that exhibit the following characteristics:


         (1) A strong financial position, as measured not only by balance sheet data but also by off-balance sheet assets, liabilities and contingencies (as disclosed in footnotes to financial statements and as determined through research of public information), where debt service* consumes a relatively small part of such companies' cash flow.

         (2) Responsible management and control groups, as gauged by managerial competence as operators and investors as well as by an apparent absence of intent to profit at the expense of stockholders.

         (3) Availability of comprehensive and meaningful financial and related information. A key disclosure is audited financial statements and information which the Adviser believes are reliable benchmarks to aid in understanding the business, its values and its dynamics.

         (4) Availability of the security at a market price which the Adviser believes is at a substantial discount to the Adviser's estimate of what the issuer would be worth as a private company or as a takeover or merger and acquisition candidate.

--------
* "Debt Service" means the current annual required payment of interest and principal to creditors.

Investing in equity securities has certain risks, including the risk that the financial condition of the issuer may become impaired or that the general condition of the stock market may worsen (both of which may contribute directly to a decrease in the value of the securities and thus in the value of the Funds' shares). Equity securities are especially susceptible to general stock market movements and to increases and decreases in value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. The value of the common stocks owned by the Funds thus may be expected to fluctuate.


In selecting preferred stocks, the Adviser will use its selection criteria for either equity securities or debt securities, depending on the Adviser's determination as to how the particular issue should be viewed, based, among other things, upon the terms of the preferred stock and where it fits in the issuer's capital structure. Preferred stocks are usually entitled to rights on liquidation which are senior to those of common stocks. For these reasons, preferred stocks generally entail less risk than common stocks of the same issuer. Such securities may pay cumulative dividends. Because the dividend rate is pre-established, and as these securities are senior to common stocks, they tend to have less possibility of capital appreciation.


Although the Adviser does not pay attention to market factors in making investment decisions, the Funds are, of course, subject to the vagaries of the markets. The Funds may invest from time to time in smaller companies whose securities tend to be more volatile and less liquid than securities of larger companies.


INVESTMENT IN DEBT SECURITIES


Each of THIRD AVENUE VALUE FUND, THIRD AVENUE REAL ESTATE VALUE FUND and THIRD AVENUE INTERNATIONAL VALUE FUND intends its investment in debt securities to be, for the most part, in securities which the Adviser believes will provide above-average current yields, yields to events, or yields to maturity. In selecting debt instruments for THIRD AVENUE VALUE FUND, THIRD AVENUE REAL ESTATE VALUE FUND and THIRD AVENUE INTERNATIONAL VALUE FUND, the Adviser requires the following characteristics:


         1)   Strong covenant protection, and
         2) Yield to maturity at least 500 basis points above that of a comparable credit.


In acquiring debt securities for THIRD AVENUE VALUE FUND, THIRD AVENUE REAL ESTATE VALUE FUND and THIRD AVENUE INTERNATIONAL VALUE FUND, the Adviser generally will look for covenants which protect holders of the debt issue from possible adverse future events such as, for example, the addition of new debt senior to the issue under consideration. Also, the Adviser will seek to analyze the potential impacts of possible extraordinary events such as corporate restructurings, refinancings, or acquisitions. The Adviser will also use its best judgment as to the most favorable range of maturities. THIRD AVENUE VALUE FUND, THIRD AVENUE REAL ESTATE VALUE FUND and THIRD AVENUE INTERNATIONAL VALUE FUND may invest in "mezzanine" issues such as non-convertible subordinated debentures.


The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality is increased, the market values of debt securities generally rise. Conversely, when interest rates rise or perceived credit quality is lowered, the market values of debt securities generally decline. The magnitude of these fluctuations will be greater when the average maturity of the portfolio securities is longer.

CONVERTIBLE SECURITIES


THIRD AVENUE VALUE FUND, THIRD AVENUE SMALL-CAP VALUE FUND, THIRD AVENUE REAL ESTATE VALUE FUND and THIRD AVENUE INTERNATIONAL VALUE FUND may invest in convertible securities, which are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a prescribed amount of equity securities (generally common stock) of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities have general characteristics similar to both fixed income and equity securities. Yields for convertible securities tend to be lower than for non-convertible debt securities but higher than for common stocks. Although to a lesser extent than with fixed income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying security and therefore also will react to variations in the general market for equity securities and the operations of the issuer. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

MORTGAGE-BACKED SECURITIES


THIRD AVENUE VALUE FUND, THIRD AVENUE SMALL-CAP VALUE FUND, THIRD AVENUE REAL ESTATE VALUE FUND and THIRD AVENUE INTERNATIONAL VALUE FUND may invest in mortgage-backed securities and derivative mortgage-backed securities, but do not intend to invest in "principal only" and "interest only" components. Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The Adviser believes that, under certain circumstances, many mortgage-backed securities may trade at prices below their inherent value on a risk-adjusted basis and believes that selective purchases by a Fund may provide high yield and total return in relation to risk levels. The Funds intend to invest in these securities only when the Adviser believes, after analysis, that there is unlikely to ever be permanent impairment of capital as measured by whether there will be a money default by either the issuer or the guarantor of these securities. THIRD AVENUE VALUE FUND will not invest in non-investment grade subordinated classes of residential mortgage-backed securities. THIRD AVENUE REAL ESTATE VALUE FUND and THIRD AVENUE SMALL-CAP VALUE FUND may invest in commercial mortgage-backed securities if these securities are available at a sufficient yield spread over risk-free investments.

As with other debt securities, mortgage-backed securities are subject to credit risk and interest rate risk. See "Investment in Debt Securities." However, the yield and maturity characteristics of mortgage-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may normally be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. The relationship between prepayments and interest rates may give some mortgage-backed securities less potential for growth in value than conventional fixed-income securities with comparable maturities. In addition, in periods of falling interest rates, the rate of prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by a Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. If interest rates rise, borrowers may prepay mortgages more slowly than originally expected. This may further reduce the market value of mortgage-backed securities and lengthen their durations. Because of these and other reasons, a mortgage-backed security's total return, maturity and duration may be difficult to predict precisely.

Mortgage-backed securities come in different classes that have different risks. Junior classes of mortgage-backed securities protect the senior class investors against losses on the underlying mortgage loans by taking the first loss if there are liquidations among the underlying loans. Junior classes generally receive principal and interest payments only after all required payments have been made to more senior classes. If a Fund invests in junior classes of mortgage-related securities, it may not be able to recover all of its investment in the securities it purchases. In addition, if the underlying mortgage portfolio has been overvalued, or if mortgage values subsequently decline, a Fund that invests in such securities may suffer significant losses.

Investments in mortgage-backed securities, involve the risks of interruptions in the payment of interest and principal (delinquency) and the potential for loss of principal if the property underlying the security is sold as a result of foreclosure on the mortgage (default). These risks include the risks associated with direct ownership of real estate, such as the effects of general and local economic conditions on real estate values, the conditions of specific industry segments, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants, which in turn may be affected by local market conditions such as oversupply of space or a reduction of available space, the ability of the owner to provide adequate maintenance and insurance, energy costs, government regulations with respect to environmental, zoning, rent control and other matters, and real estate and other taxes. The risks associated with the real estate industry will be more significant for a Fund to the extent that it invests in mortgage-backed securities. These risks are heightened in the case of mortgage-backed securities related to a relatively small pool of mortgage loans. If the underlying borrowers cannot pay their mortgage loans, they may default and the lenders may foreclose on the property. Finally, the ability of borrowers to repay mortgage loans underlying mortgage-backed securities will typically depend upon the future availability of financing and the stability of real estate values.

For mortgage loans not guaranteed by a government agency or other party, the only remedy of the lender in the event of a default is to foreclose upon the property. If borrowers are not able or willing to pay the principal balance on the loans, there is a good chance that payments on the related mortgage-related securities will not be made. Certain borrowers on underlying mortgages may become subject to bankruptcy proceedings, in which case the value of the mortgage-backed securities may be hurt.


ASSET-BACKED SECURITIES


THIRD AVENUE VALUE FUND, THIRD AVENUE REAL ESTATE VALUE FUND and THIRD AVENUE INTERNATIONAL VALUE FUND may also invest in asset-backed securities that, through the use of trusts and special purpose vehicles, are securitized with various types of assets, such as automobile receivables, credit card receivables and home-equity loans in pass-through structures similar to the mortgage-related securities described above. In general, the collateral supporting asset-backed securities is of shorter maturity than the collateral supporting mortgage loans and is less likely to experience substantial prepayments. However, asset-backed securities are not backed by any governmental agency.


FLOATING RATE, INVERSE FLOATING RATE AND INDEX OBLIGATIONS


THIRD AVENUE VALUE FUND, THIRD AVENUE REAL ESTATE VALUE FUND and THIRD AVENUE INTERNATIONAL VALUE FUND may invest in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with (or inversely to) an underlying index or price. These securities may be backed by US Government or corporate issuers, or by collateral such as mortgages. The indices and prices upon which such securities can be based include interest rates, currency rates and commodities prices. However, these Funds will not invest in any instrument whose value is computed based on a multiple of the change in price or value of an asset or an index of or relating to assets in which these Funds cannot or will not invest.


Floating rate securities pay interest according to a coupon which is reset periodically. The reset mechanism may be formula based, or reflect the passing through of floating interest payments on an underlying collateral pool. Inverse floating rate securities are similar to floating rate securities except that their coupon payments vary inversely with an underlying index by use of a formula. Inverse floating rate securities tend to exhibit greater price volatility than other floating rate securities.

These Funds do not intend to invest more than 5% of its total assets in inverse floating rate securities. Floating rate obligations generally exhibit a low price volatility for a given stated maturity or average life because their coupons adjust with changes in interest rates. Interest rate risk and price volatility on inverse floating rate obligations can be high, especially if leverage is used in the formula. Index securities pay a fixed rate of interest, but have a maturity value that varies by formula, so that when the obligation matures a gain or loss may be realized. The risk of index obligations depends on the volatility of the underlying index, the coupon payment and the maturity of the obligation.

INVESTMENT IN HIGH YIELD DEBT SECURITIES


THIRD AVENUE VALUE FUND, THIRD AVENUE REAL ESTATE VALUE FUND and THIRD AVENUE INTERNATIONAL VALUE FUND may invest in high yield debt securities, including those rated below Baa by Moody's Investors Service, Inc. (Moody's) and below BBB by Standard & Poor's Ratings Group (Standard & Poor's) and unrated debt securities, commonly referred to as "junk bonds." See also "Investment in Debt Securities" and "Restricted and Illiquid Securities." Such securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation, and may in fact be in default. THIRD AVENUE VALUE FUND and THIRD AVENUE REAL ESTATE VALUE FUND do not intend to invest more than 35% of their total assets in such securities. THIRD AVENUE INTERNATIONAL VALUE FUND does not intend to invest more than 10% of its total assets in debt securities rated below Baa and BBB at the time of investment. The ratings of Moody's and Standard & Poor's represent their opinions as to the credit quality of the securities which they undertake to rate (see Appendix A for a description of those ratings). It should be emphasized, however, that ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market price risk of these securities. In seeking to achieve its investment objective, each such Fund depends on the Adviser's credit analysis to identify investment opportunities. For the Funds, credit analysis is not a process of merely measuring the probability of whether a money default will occur, but also measuring how the creditor would fare in a reorganization or liquidation in the event of a money default.


Before investing in any high yield debt instruments, the Adviser will evaluate the issuer's ability to pay interest and principal, as well as the seniority position of such debt in the issuer's capital structure vis-a-vis any other outstanding debt or potential debts. There appears to be a direct cause and effect relationship between the weak financial conditions of issuers of high yield bonds and the market valuation and prices of their credit instruments, as well as a direct relationship between the weak financial conditions of such issuers and the prospects that principal or interest may not be paid.

The market price and yield of bonds rated below Baa by Moody's and below BBB by Standard & Poor's are more volatile than those of higher rated bonds due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, general market liquidity, and the risk of an issuer's inability to meet principal and interest payments. In addition, the secondary market for these bonds is generally less liquid than that for higher rated bonds.

Lower rated or unrated debt obligations also present reinvestment risks based on payment expectations. If an issuer calls the obligation for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors.

The market values of these higher yielding debt securities tend to be more sensitive to economic conditions and individual corporate developments than those of higher rated securities. Companies that issue such bonds often are highly leveraged and may not have available to them more traditional methods of financing. Under adverse economic conditions, there is a risk that highly leveraged issuers may be unable to service their debt obligations or to repay their obligations upon maturity. Under deteriorating economic conditions or rising interest rates, the capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken significantly than that of issuers of higher-rated securities. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are generally not meant for short-term investing.


THIRD AVENUE VALUE FUND, THIRD AVENUE REAL ESTATE VALUE FUND and THIRD AVENUE INTERNATIONAL VALUE FUND may also purchase or retain debt obligations of issuers not currently paying interest or in default (i.e., with a rating from Moody's of C or lower or Standard & Poor's of C1 or lower). In addition, these Funds may purchase securities of companies that have filed for protection under Chapter 11 of the United States Bankruptcy Code. Defaulted securities will be purchased or retained if, in the opinion of the Adviser, they may present an opportunity for subsequent price recovery, the issuer may resume payments, or other advantageous developments appear likely.


ZERO-COUPON AND PAY-IN-KIND SECURITIES


THIRD AVENUE VALUE FUND, THIRD AVENUE REAL ESTATE VALUE FUND and THIRD AVENUE INTERNATIONAL VALUE FUND may invest in zero coupon and pay-in-kind (PIK) securities. Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. PIK securities pay all or a portion of their interest in the form of additional debt or equity securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of zero coupon and PIK securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accrued during that year. In order to continue to qualify for treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), and avoid a certain excise tax, each Fund may be required to distribute a portion of such discount and non-cash income and may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate cash to meet these distribution requirements.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS


THIRD AVENUE VALUE FUND, THIRD AVENUE REAL ESTATE VALUE FUND and THIRD AVENUE INTERNATIONAL VALUE FUND may invest in loans and other direct debt instruments owed by a borrower to another party. THIRD AVENUE VALUE FUND, THIRD AVENUE REAL ESTATE VALUE FUND and THIRD AVENUE INTERNATIONAL VALUE FUND may also from time to time make loans. These instruments represent amounts owed to lenders or lending syndicates (loans and loan participations) or to other parties. Direct debt instruments may involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to a Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The markets in loans are not regulated by federal securities laws or the Securities and Exchange Commission (SEC). As a non-fundamental policy, the Funds will not make loans, including loans of portfolio securities, in an amount exceeding 33 1/3% of the Fund's total assets (including such loans); except that direct investments in debt instruments shall not be deemed loans for the purpose of this limitation. THIRD AVENUE SMALL-CAP VALUE FUND may invest in loans and other direct debt instruments but currently does not intend to do so except to the extent it has excess cash or for temporary defensive purposes.


TRADE CLAIMS


THIRD AVENUE VALUE FUND, THIRD AVENUE REAL ESTATE VALUE FUND and THIRD AVENUE INTERNATIONAL VALUE FUND may invest in trade claims. Trade claims are interests in amounts owed to suppliers of goods or services and are purchased from creditors of companies in financial difficulty and often involved in bankruptcy proceedings. For purchasers such as these Funds, trade claims offer the potential for profits since they are often purchased at a significant discount from face value and, consequently, may generate capital appreciation in the event that the market value of the claim increases as the debtor's financial position improves or the claim is paid.


An investment in trade claims is very speculative and carries a high degree of risk. Trade claims are illiquid instruments which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. The markets in trade claims are not regulated by federal securities laws or the SEC. Because trade claims are unsecured, holders of trade claims may have a lower priority in terms of payment than certain other creditors in a bankruptcy proceeding.

FOREIGN SECURITIES


THIRD AVENUE INTERNATIONAL VALUE FUND will, under normal market conditions, invest at least 80% of its assets in securities of issuers located outside of the United States. This Fund intends to invest primarily in securities of established companies based in developed countries.


THIRD AVENUE VALUE FUND, THIRD AVENUE SMALL-CAP VALUE FUND, and THIRD AVENUE REAL ESTATE VALUE FUND may invest in foreign securities investments which will have characteristics similar to those of domestic securities selected for each of these Funds. These Funds intend to limit their investments in foreign securities to companies issuing US dollar-denominated American Depository Receipts (ADRs) or which, in the judgment of the Adviser, otherwise provide financial information which provides the Adviser with substantively similar financial information as SEC disclosure requirements. By limiting their investments in this manner, these Funds seek to avoid investing in securities where there is no compliance with SEC requirements to provide public financial information, or such information is unreliable as a basis for analysis.


The value of a Fund's investments may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of a Fund's securities and could favorably or unfavorably affect such Fund's operations. Furthermore, the economies of individual foreign nations may differ from the US economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. In general, less information is publicly available with respect to foreign issuers than is available with respect to US companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. Any foreign investments made by a Fund must be made in compliance with US and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the Funds, and THIRD AVENUE INTERNATIONAL VALUE FUND in particular, hold various foreign currencies from time to time, the value of the net assets of the Funds as measured in US dollars will be affected favorably or unfavorably by changes in exchange rates. Generally, a Fund's currency exchange transactions will be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market. The cost of a Fund's currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold. In order to protect against uncertainty in the level of future foreign currency exchange, each Fund is authorized to enter into certain foreign currency exchange transactions.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of the New York Stock Exchange, Inc. Accordingly, each Fund's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of US companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of US issuers, may affect Fund liquidity. In buying and selling securities on foreign exchanges, the Funds normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.

DEVELOPED AND EMERGING MARKETS

Third Avenue International VALUE Fund may invest in issuers located in both developed and emerging markets. The world's industrialized markets generally include but are not limited to the following: Australia, Austria, Belgium,
Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States; the world's emerging markets generally include but are not limited to the following:
Argentina, Botswana, Bolivia, Brazil, Bulgaria, Chile, China, Colombia, Costa Rica, the Czech Republic, Ecuador, Egypt, Greece, Hungary, India, Indonesia, Israel, the Ivory Coast, Jordan, Korea, Malaysia, Mexico, Morocco, Nicaragua, Nigeria, Pakistan, Peru, Philippines, Poland, Romania, Russia, Slovakia, Slovenia, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, Uruguay, Venezuela, Vietnam and Zimbabwe.

Investment in securities of issuers based in underdeveloped emerging markets entails all of the risks of investing in securities of foreign issuers outlined in the above section to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the market for such securities and a low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; and (iii) certain national policies which may restrict a Fund's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests.

In addition to brokerage commissions, custodial services and other costs relating to investment in emerging markets are generally more expensive than in the United States. Such markets have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a security due to settlement problems could result either in losses to a Fund due to subsequent declines in the value of the security or, if a Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

DEPOSITARY RECEIPTS

The Funds may invest in ADRs, Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs) (collectively known as "Depositary Receipts").
Depositary Receipts are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in the US, international and European securities markets, respectively, ADRs, GDRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies. ADRs, GDRs and EDRs are subject to the same risks as the foreign securities to which they relate.


RESTRICTED AND ILLIQUID SECURITIES

None of the Funds will purchase or otherwise acquire any investment if, as a result, more than 15% of its net assets (taken at current market value) would be invested in securities that are illiquid. Generally speaking, an illiquid security is any asset or investment which a Fund cannot sell in the ordinary course of business within seven days at approximately the value at which a Fund has valued the asset or investment, including securities that cannot be sold publicly due to legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets.


Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Over the past several years, strong institutional markets have developed for various types of restricted securities, including repurchase agreements, some types of commercial paper, and some corporate bonds and notes (commonly known as "Rule 144A Securities"). Securities freely salable among qualified institutional investors under special rules adopted by the SEC or otherwise determined to be liquid, may be treated as liquid if they satisfy liquidity standards established by the Board of Trustees. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board of Trustees will monitor their liquidity. The Board will review pertinent factors such as trading activity, reliability of price information and trading patterns of comparable securities in determining whether to treat any such security as liquid for purposes of the foregoing 15% test. To the extent the Board treats such securities as liquid, temporary impairments to trading patterns of such securities may adversely affect a Fund's liquidity.


INVESTMENT IN RELATIVELY NEW ISSUES


The Funds intend to invest occasionally in the common stock of selected new issuers. Investments in relatively new issuers, i.e., those having continuous operating histories of less than three years, may carry special risks and may be more speculative because such companies are relatively unseasoned. Such companies may also lack sufficient resources, may be unable to generate internally the funds necessary for growth and may find external financing to be unavailable on favorable terms or even totally unavailable. Those companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses. The securities of such issuers may have a limited trading market which may adversely affect their disposition and can result in their being priced lower than might otherwise be the case. If other investors who invest in such issuers trade the same securities when a Fund attempts to dispose of its holdings, the Fund may receive lower prices than might otherwise be the case.


TEMPORARY DEFENSIVE INVESTMENTS

When, in the judgment of the Adviser, a temporary defensive posture is appropriate, a Fund may hold all or a portion of its assets in short-term US Government obligations, cash or cash equivalents. The adoption of a temporary defensive posture does not constitute a change in such Fund's investment objective.

BORROWING

Each Fund may also make use of bank borrowing as a temporary measure for extraordinary or emergency purposes, such as for liquidity necessitated by shareholder redemptions, and may use securities as collateral for such borrowing. Such temporary borrowing may not exceed 5% of the value of the applicable Fund's total assets at the time of borrowing.

INVESTMENT IN OTHER INVESTMENT COMPANIES


The Funds may invest in securities of other investment companies to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act"), provided that after any purchase a Fund does not own more than 3% of such investment company's outstanding stock. The Adviser will charge an advisory fee on the portion of a Fund's assets that are invested in securities of other investment companies. Thus, shareholders will be responsible for a "double fee" on such assets, since both investment companies will be charging fees on such assets.


SIMULTANEOUS INVESTMENTS

Investment decisions for each Fund are made independently from those of the other accounts advised by the Adviser and its affiliates. If, however, such other accounts wish to invest in, or dispose of, the same securities as one of the Funds, available investments will be allocated equitably to each Fund and other account. This procedure may adversely affect the size of the position obtained for or disposed of by a Fund or the price paid or received by a Fund.

SECURITIES LENDING


The Funds may lend their portfolio securities to qualified institutions. By lending its portfolio securities, a Fund attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. A Fund may lend its portfolio securities so long as the terms and the structure of such loans are not inconsistent with the requirements of the 1940 Act, which currently provide that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, a letter of credit issued by a domestic US bank, or securities issued or guaranteed by the US government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the value of the loan is "marked to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and the loaned securities be subject to recall within the normal and customary settlement time for securities transactions and (d) the Fund receive reasonable interest on the loan (which may include the Fund's investing any cash collateral in interest bearing short-term investments), any distributions on the loaned securities and any increase in their market value. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over the value of the collateral. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in collateral should the borrower of the securities fail financially.


A Fund will not lend portfolio securities if, as a result, the aggregate of such loans exceeds 33 1/3% of the value of its total assets (including such loans). Loan arrangements made by a Fund will comply with all other applicable regulatory requirements. All relevant facts and circumstances, including the creditworthiness of the qualified institution, will be monitored by the Adviser, and will be considered in making decisions with respect to lending of securities, subject to review by the Trust's Board of Trustees.

A Fund may pay reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by its Board of Trustees. In addition, a Fund shall, through the ability to recall securities prior to any required vote, retain voting rights over the loaned securities.


On behalf of the Funds, the Trust has entered into a master lending  arrangement
with  Bear,   Stearns   Securities   Corp.  in  compliance  with  the  foregoing
requirements.


PORTFOLIO TURNOVER


The Funds' investment policies and objectives, which emphasize long-term holdings, would tend to keep the number of portfolio transactions relatively low. THIRD AVENUE VALUE FUND'S portfolio turnover rate for the years ended October 31, 2000 and 2001 was 30% and 16%, respectively. THIRD AVENUE SMALL-CAP VALUE FUND'S portfolio turnover rate for the years ended October 31, 2000 and 2001 was 19% and 18%, respectively. The portfolio turnover rate for THIRD AVENUE REAL ESTATE VALUE FUND for the years ended October 31,

2000 and 2001 was 23% and 20%, respectively. THIRD AVENUE INTERNATIONAL VALUE FUND expects to have an annual portfolio turnover rate of less than 100%.


SHORT SALES


The Funds may, but currently do not intend to, engage in short sales. In a short sale transaction, a Fund sells a security it does not own in anticipation of a decline in the market value of the security.


COMMODITIES


THIRD AVENUE VALUE FUND, THIRD AVENUE SMALL-CAP VALUE FUND and THIRD AVENUE REAL ESTATE VALUE FUND may, but currently do not intend to, invest in commodities or commodity contracts and futures contracts.

DERIVATIVES

THIRD AVENUE INTERNATIONAL VALUE FUND may invest in various instruments that are commonly known as "derivatives." Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund may invest in certain derivatives principally related to hedging against foreign currency risk. Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset or market index. Some derivatives such as mortgage-related and other asset-backed securities are in many respects like any other investments, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There is also a range of risks associated with those uses. Futures are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices or currency exchange rates and for cash management purposes as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. However, some derivatives are used for leverage, which tends to magnify the effects of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets and can, in some circumstances, lead to significant losses. The Adviser will use derivatives only in circumstances where it believes they offer the most economic means of improving the risk/reward profile of a Fund. Derivatives will not be used to increase fund risk above the level that could be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indices that by themselves would not be purchased for a Fund. The use of derivatives for non-hedging purposes may be considered speculative.

OPTIONS ON SECURITIES

THIRD AVENUE INTERNATIONAL VALUE FUND may write (sell) covered call and put options to a limited extent on its Fund securities (covered options) in an attempt to increase income. However, in so doing the Fund may forgo the benefits of appreciation on securities sold pursuant to the call options or may pay more than the market price on securities acquired pursuant to put options.

When the Fund writes a covered call option, it gives the purchaser of the option the right to buy the security at the price specified in the option (the "exercise price") by exercising the option at any time during the option period. If the option expires unexercised, the Fund will realize income in an amount equal to the premium received for writing the option. If the option is exercised, the Fund must sell the security to the option holder at the exercise price. By writing a covered call option, the Fund forgoes, in exchange for the premium less the commission (net premium), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. In addition, the Fund may continue to hold a stock which might otherwise have been sold to protect against depreciation in the market price of the stock.

A put option sold by the Fund is covered when, among other things, cash or securities acceptable to the broker are placed in a segregated account to fulfill the Fund's obligations. When the Fund writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Fund at the specified exercise price at any time during the option period. If the option expires unexercised, the Fund realizes income in the amount of the premium received for writing the option. If the put option is exercised, the Fund must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, the Fund, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price. The Fund will only write put options involving securities for which a determination is made at the time the option is written that the Fund wishes to acquire the securities at the exercise price.

The Fund may terminate or cover its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." The Fund realizes a profit or loss from a closing purchase transaction if the amount paid to purchase an option is less or more, respectively, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund may make a "closing sale transaction" which involves liquidating the Fund's position by selling the option previously purchased. Where the Fund cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

When the Fund writes an option, an amount equal to the net premium received by the Fund is included in the liability section of the Fund's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) and the deferred credit related to such option is eliminated. If a call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written are segregated on the books of the Fund's custodian.

The Fund may purchase call and put options on any securities in which it may invest. The Fund would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option entitles the Fund, in exchange for the premium paid, to purchase a security at a specified price during the option period. The Fund would ordinarily have a gain if the value of the securities increases above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remains at or below the exercise price during the option period.

The Fund normally purchases put options in anticipation of a decline in the market value of securities in its Fund ("protective puts") or securities of the type in which it is permitted to invest. The purchase of a put option entitles the Fund, in exchange for the premium paid, to sell a security, which may or may not be held in the Fund's holdings, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Fund's holdings. Put options also may be purchased by the Fund for the purpose of benefiting from a decline in the price of securities which the Fund does not own. The Fund ordinarily recognizes a gain if the value of the securities decreases below the exercise price sufficiently to cover the premium and recognizes a loss if the value of the securities remains at or above the exercise price. Gains and losses on the purchase of protective put options tend to be offset by countervailing changes in the value of underlying Fund securities.

The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

The Fund may engage in over-the-counter options (OTC Options) transactions with broker-dealers who make markets in these options. The ability to terminate OTC Options positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, the Fund will purchase such options only from broker-dealers who are primary government securities dealers recognized by the Federal Reserve Bank of New York and who agree to (and are expected to be capable of) entering into closing transactions, although there can be no guarantee that any such option will be liquidated at a favorable price prior to expiration. The Adviser will monitor the creditworthiness of dealers with which the Fund enters into such options transactions under the general supervision of the Fund's Trustees. The Fund intends to treat OTC Options purchased and the assets used to "cover" OTC Options written as not readily marketable and therefore subject to the limitations described in the section entitled "Investment Restrictions." Unless the Trustees conclude otherwise, the Fund intends to treat OTC Options as not readily marketable and therefore subject to the Fund's 15% limitation on investment in illiquid securities.

OPTIONS ON SECURITIES INDICES

In addition to options on securities, THIRD AVENUE INTERNATIONAL VALUE FUND may also purchase and write (sell) call and put options on securities indices. Such options will be used for the purposes described above under "Options on Securities."

Options on stock indices are generally similar to options on securities except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount depends upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.

Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund realizes a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indices is subject to the Adviser's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

The Fund may, to the extent allowed by federal and state securities laws, invest in securities indices instead of investing directly in individual foreign securities. A stock index fluctuates with changes in the market values of the stocks included in the index.

Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices is more likely to occur, although the Fund generally will only purchase or write such an option if the Adviser believes the option can be closed out.

Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Fund will not purchase such options unless the Adviser believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

Price movements in the Fund's holdings may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the Adviser may be forced to liquidate Fund securities to meet settlement obligations.

OPTIONS ON FOREIGN SECURITIES INDICES

THIRD AVENUE INTERNATIONAL VALUE FUND may purchase and write put and call options on foreign stock indices listed on domestic and foreign stock exchanges. The Fund may also purchase and write OTC Options on foreign stock indices. These OTC Options would be subject to the same liquidity and credit risks noted above with respect to OTC Options.

To the extent permitted by US federal or state securities laws, the Fund may invest in options on foreign stock indices in lieu of direct investment in foreign securities. The Fund may also use foreign stock index options for hedging purposes.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

The successful use of futures contracts and options thereon draws upon the Adviser's skill and experience with respect to such instruments and usually depends on the Adviser's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, the THIRD AVENUE INTERNATIONAL VALUE FUND may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize losses and thus will be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the price of futures contracts or options on futures contracts and movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

FUTURES CONTRACTS

Futures contracts are contracts to purchase or sell a fixed amount of an underlying instrument, commodity or index at a fixed time and place in the future. US futures contracts have been designed by exchanges which have been designated contracts markets by the Commodities Futures Trading Commission
(CFTC), and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchanges, and clear through their clearing corporations. THIRD AVENUE INTERNATIONAL VALUE FUND may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies, or financial indices including any index of US government securities, foreign government securities or corporate debt securities. The Fund may enter into futures contracts which are based on debt securities that are backed by the full faith and credit of the US government, such as long-term US Treasury Bonds, Treasury Notes, Government National Mortgage Association modified pass-through mortgage-backed securities and three-month US Treasury Bills. The Fund may also enter into futures contracts which are based on bonds issued by governments other than the US government. Futures contracts on foreign currencies may be used to hedge against securities that are denominated in foreign currencies.

At the same time a futures contract is entered into, the Fund must allocate cash or securities as a deposit payment (initial margin). The initial margin deposits are set by exchanges and may range between 1% and 10% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of `variation margin' may be required, since each day the Fund provides or receives cash that reflects any decline or increase in the contract's value.

Although futures contracts (other than those that settle in cash such as index futures) by their terms call for the actual delivery or acquisition of the instrument underlying the contract, in most cases the contractual obligation is fulfilled by offset before the date of the contract without having to make or take delivery of the instrument underlying the contract. The offsetting of a contractual obligation is accomplished by entering into an opposite position in the identical futures contract on the commodities exchange on which the futures contract was entered into (or a linked exchange). Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the instrument underlying the contract. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Fund incurs brokerage fees when it enters into futures contracts.

The assets in the segregated asset account maintained to cover the Fund's obligations with respect to such futures contracts will consist of cash or securities acceptable to the broker from the Fund in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by such Fund with respect to such futures contracts.

The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on most participants entering into offsetting transactions rather than making or taking delivery. To the extent that many participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin lending requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate or currency exchange rate trends by the Adviser may still not result in a successful transaction.

Futures contracts entail risks. Although the Adviser believes that use of such contracts will benefit the Fund, if the Adviser's investment judgment about the general direction of interest rates is incorrect, the overall performance of the Fund would be poorer than if they had not entered into any such contract. For example, if the Fund has hedged against the possibility of an increase in interest rates which would adversely affect the price of debt securities held in its Fund and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its debt securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell debt securities from its Fund to meet daily variation margin requirements. Such sales of bonds may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

OPTIONS ON FUTURES CONTRACTS

THIRD AVENUE INTERNATIONAL VALUE FUND may purchase and write options on futures contracts for hedging purposes. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. For example, when the Fund is not fully invested it may purchase a call option on an interest rate sensitive futures contract to hedge against a potential price increase on debt securities due to declining interest rates. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on Fund securities. For example, the Fund may purchase a put option on an interest rate sensitive futures contract to hedge its Fund against the risk of a decline in the prices of debt securities due to rising interest rates.

The writing of a call option on a futures contract may constitute a partial hedge against declining prices of Fund securities which are the same as or correlate with the security or currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Fund retains the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings. The writing of a put option on a futures contract may constitute a partial hedge against increasing prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund retains the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase. If a put or call option the Fund has written is exercised, the Fund incurs a loss which is reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its Fund securities and changes in the value of its futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of Fund securities.

The amount of risk the Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

FUTURES CONTRACTS ON DOMESTIC AND FOREIGN SECURITIES INDICES

THIRD AVENUE INTERNATIONAL VALUE FUND may enter into futures contracts providing for cash settlement based upon changes in the value of an index of domestic or foreign securities. This investment technique may be used as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities or to hedge against anticipated future changes in general market prices which otherwise might either adversely affect the value of securities held by the Fund or adversely affect the prices of securities which are intended to be purchased at a later date for the Fund.

When used for hedging purposes, each transaction in futures contracts on a securities index involves the establishment of a position which the Adviser believes will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for the Fund will rise in value by an amount which approximately offsets the decline in value of the portion of the Fund's investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of futures contracts may not be achieved or a loss may be realized.

Although futures contracts on securities indices would be entered into for hedging purposes only, such transactions do involve certain risks. These risks include a lack of correlation between the futures contract and the foreign equity market being hedged, and incorrect assessments of market trends which may result in poorer overall performance than if a futures contract had not been entered into.

INVESTMENT RESTRICTIONS ON FUTURES TRANSACTIONS

THIRD AVENUE INTERNATIONAL VALUE FUND will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Fund and premiums paid on outstanding options on futures contracts owned by the Fund (other than those entered into for bona fide hedging purposes) would exceed 5% of the Fund's net asset value, after taking into account unrealized profits and unrealized losses on any such contracts.

CURRENCY EXCHANGE TRANSACTIONS

Because each Fund may buy and sell securities denominated in currencies other than the US dollar and receives interest, dividends and sale proceeds in currencies other than the US dollar, each Fund from time to time may enter into currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the US dollar. Each Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies.

FORWARD CURRENCY EXCHANGE CONTRACTS

Each Fund may enter into foreign currency exchange contracts. A forward currency exchange contract (forward contract) is an obligation by a Fund to purchase or sell a specific currency at a future date. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks and brokerages) and their customers. A forward contract may not have a deposit requirement and may be traded at a net price without commission. A Fund maintains with its custodian a segregated account of cash or liquid securities in an amount at least equal to its obligations under each forward contract. Neither spot transactions nor forward contracts eliminate fluctuations in the prices of the Fund's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

A Fund may enter into currency hedging transactions in an attempt to protect against changes in currency exchange rates between the trade and settlement dates of specific securities transactions or changes in currency exchange rates that would adversely affect a Fund position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into the Adviser's long-term investment decisions, a Fund will not routinely enter into currency hedging transactions with respect to securities transactions; however, the Adviser believes that it is important to have the flexibility to enter into currency hedging transactions when it determines that the transactions would be in a Fund's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

While these forward contracts are not presently regulated by the CFTC, it may in the future assert authority to regulate forward contracts. In such event a Fund's ability to utilize forward contracts may be restricted. Forward contracts may reduce the potential gain from a positive change in the relationship between the US dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts. The use of forward contracts may not eliminate fluctuations in the underlying US dollar equivalent value of the prices of or rates of return on a Fund's foreign currency denominated fund securities and the use of such techniques will subject a Fund to certain risks.

The matching of the increase in value of a forward contract and the decline in the US dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Fund may not always be able to enter into forward contracts at attractive prices and this will limit the Fund's ability to use such contracts to hedge or cross-hedge its assets. Also, with regard to a Fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the US dollar will continue.

Thus, at any time a poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Fund's cross-hedges and the movements in the exchange rates of the foreign currencies in which a Fund's assets that are the subject of such cross-hedges are denominated.

OPTIONS ON FOREIGN CURRENCIES

Each Fund may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which fund securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of fund securities, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its Fund which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

The purchase of an option on foreign currency may be used to hedge against fluctuations in exchange rates although, in the event of exchange rate movements adverse to a Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. In addition, a Fund may purchase call options on a foreign currency when the Adviser anticipates that the currency will appreciate in value.

A Fund may write options on foreign currencies for the same types of hedging purposes. For example, where the Adviser anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates a Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the options will most likely not be exercised, and the diminution in value of Fund securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option constitutes only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised a Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

A Fund may write covered call options on foreign currencies. A call option written on a foreign currency by the Fund is "covered" if a Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if a Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or liquid securities in a segregated account with its custodian.

A Fund also may write call options on foreign currencies that are not covered for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the US dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, a Fund collateralizes the option by maintaining in a segregated account with its custodian, cash or liquid securities in an amount not less than the value of the underlying foreign currency in US dollars marked to market daily.

There is no assurance that a liquid secondary market will exist for any particular option, or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, a Fund will not be able to sell the underlying currency or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying currency. A Fund pays brokerage commissions or spreads in connection with its options transactions.

As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-traded currency options. In some circumstances, a Fund's ability to terminate OTC Options may be more limited than with exchange-traded options. It is also possible that broker-dealers participating in OTC Options transactions will not fulfill their obligations. Each Fund intends to treat OTC Options as not readily marketable and therefore subject to the Fund's 15% limit on illiquid securities.

                             INVESTMENT RESTRICTIONS

For  the  benefit  of   shareholders,   each  Fund  has  adopted  the  following
restrictions, which are fundamental policies and cannot be changed without the approval of a majority of such Fund's outstanding voting securities.*

The following investment restrictions apply to each Fund.  No Fund may:

         1. Borrow money or pledge, mortgage or hypothecate any of its assets except that each Fund may borrow on a secured or unsecured basis as a temporary measure for extraordinary or emergency purposes. Such temporary borrowing may not exceed 5% of the value of such Fund's total assets when the borrowing is made.

         2. Act as underwriter of securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, it may technically be deemed to be an underwriter under certain securities laws.

         3. Invest in interests in oil, gas, or other mineral exploration or development programs, although it may invest in the marketable securities of companies which invest in or sponsor such programs.

         4. Issue any senior security (as defined in the 1940 Act). Borrowings permitted by Item 1 above are not senior securities.

         5. Invest 25% or more of the value of its total assets in the securities (other than Government Securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers which the Fund controls and which are determined to be engaged in the same industry or similar trades or businesses or related trades or businesses.

         6. Invest 25% or more of the value of its total assets in any one industry, except that Third Avenue Real Estate Value Fund will invest more than 25% of its total assets in the real estate industry or related industries or that own significant real estate assets at the time of investment.

As a fundamental policy, each of the Funds reserves the ability to make loans or to invest in commodities, real estate or interests in real estate without limitation, and each of the Funds expects to make such loans and investments from time to time in accordance with applicable law, including the lending of portfolio securities, making or purchasing interests in commercial loans, investments in commodities for hedging purposes and investments in partnership and other interests in real estate.

Each Fund is required to comply with the above fundamental investment restrictions applicable to it only at the time the relevant action is taken. A Fund is not required to liquidate an existing position solely because a change in the market value of an investment, or a change in the value of the Fund's net or total assets that causes it not to comply with the restriction at a future date. A Fund will not purchase any portfolio securities while any borrowing exceeds 5% of its total assets.

--------
* As used in this SAI as to any matter requiring shareholder approval, the phrase "majority of the outstanding securities" means the vote at a meeting of
(i) 67% or more of the shares present or represented, if the holders of more than 50% of the outstanding voting securities are present in person or represented by proxy, or (ii) more than 50% of the outstanding voting securities, whichever is less.

                             MANAGEMENT OF THE TRUST

The Board of Trustees of the Funds oversees the management of the Funds. The Trustees are responsible for such matters as reviewing and approving fundamental operating, financial, and corporate governance policies; evaluating the Adviser's performance; determining management fees; and reviewing and approving procedures for providing financial and operational information to the Board.

Trustees and officers of the Funds, together with information as to their principal business occupations during at least the last five years, are shown below.


                       TERM OF                                                                NO. OF
                       OFFICE                                                               PORTFOLIOS
                        AND                                                                   IN FUND
                      LENGTH OF                                                               COMPLEX               OTHER
                        TIME                          PRINCIPAL OCCUPATION DURING PAST        OVERSEEN        DIRECTORSHIPS HELD
NAME, AGE & ADDRESS    SERVED*      POSITION(S)                  5 YEARS                     BY TRUSTEE           BY TRUSTEE
-------------------    -------      -----------       --------------------------------       ----------           ----------
INTERESTED TRUSTEES

DAVID M. BARSE (39)    Trustee       President,      President  and  Chief   Operating           5           Director (7/97 to
                       since 9/01    COO, and        Officer  (COO) (5/98 to Present),                       Present) of CGA
767 Third Avenue                     Trustee         Trustee  (9/01  to  Present)  and                       Group, Ltd.
New York, NY                                         Executive  Vice  President  (4/95                       (insurance);
10017-2023                                           to 5/98) of Third  Avenue  Trust;                       Director (7/96 to
                                                     President  (5/98 to Present)  and                       Present) of
                                                     Trustee   (9/01  to  Present)  of                       Danielson Holding
                                                     Third  Avenue   Variable   Series                       Corporation and
                                                     Trust;  President  and COO  (7/96                       certain
                                                     to Present) of Danielson  Holding                       subsidiaries.
                                                     Corporation;  President  and  COO
                                                     (2/98  to   Present),   Executive
                                                     Vice  President  (4/95 to  2/98),
                                                     and  Director  (4/95 to  Present)
                                                     of EQSF Advisers,  Inc.; Chairman
                                                     (1/02    to    Present),    Chief
                                                     Executive  Officer (CEO) (7/99 to
                                                     Present),   President   (6/95  to
                                                     Present),  Director and COO (1/95
                                                     to  Present)  of  M.J.   Whitman,
                                                     Inc. (registered  broker-dealer);
                                                     CEO (7/99 to Present),  President
                                                     (6/95 to  Present),  Director and
                                                     COO  (1/95  to  Present)  of M.J.
                                                     Whitman      Advisers,       Inc.
                                                     (registered  investment adviser);
                                                     Director  (2/01  to  Present)  of
                                                     American      Capital      Access
                                                     Holdings, Inc.



PHYLLIS W. BECK **     Trustee         Trustee       An   Associate   Judge  (1981  to           5                   N/A
(75)                   since                         Present)  of the  Superior  Court
                       11/92                         of   Pennsylvania;   Trustee   of
GSB Building                                         Third  Avenue   Variable   Series

                       TERM OF                                                                NO. OF
                       OFFICE                                                               PORTFOLIOS
                        AND                                                                   IN FUND
                      LENGTH OF                                                               COMPLEX               OTHER
                        TIME                          PRINCIPAL OCCUPATION DURING PAST        OVERSEEN        DIRECTORSHIPS HELD
NAME, AGE & ADDRESS    SERVED*      POSITION(S)                  5 YEARS                     BY TRUSTEE           BY TRUSTEE
-------------------    -------      -----------       --------------------------------       ----------           ----------
Suite 800                                            Trust (7/99 to Present);  Trustee
City Line &                                          or  Director   of  Third   Avenue
Belmont Ave.                                         Trust or its  predecessor  (11/92
Bala Cynwyd, PA                                      to Present).
19004-1611


BARBARA WHITMAN**      Trustee         Trustee       Director (1/02 to Present)                  5                   N/A
(43)                   since 9/97                    and     Registered     Securities
                                                     Representative      (11/96     to
767 Third Avenue                                     Present) of M.J.  Whitman,  Inc.;
New York, NY                                         Director  (4/95  to  Present)  of
10017-2023                                           EQSF  Advisers,   Inc.;  Director
                                                     (12/99  to  Present)  of the Beck
                                                     Institute for  Cognitive  Therapy
                                                     and Research;  Director  (8/97 to
                                                     6/98) of Riverside Stage Company;
                                                     Trustee of Third Avenue  Variable
                                                     Series  Trust (7/99 to  Present);
                                                     Trustee  of  Third  Avenue  Trust
                                                     (9/97 to Present).

MARTIN J. WHITMAN      Trustee         Chairman      Chairman   and   CEO   (3/90   to           5           Chairman (8/90 to
** (77)                since           and CEO       Present),   President   (1/91  to                       8/99) and Director
                         11/90                       5/98)  of  Third  Avenue   Trust;                       (8/90 to Present)
767 Third Avenue                                     Chairman   and   CEO   (7/99   to                       of Danielson
New York, NY                                         Present)    of    Third    Avenue                       Holding
10017-2023                                           Variable  Series Trust;  Chairman                       Corporation, and
                                                     and  CEO   (3/90   to   Present),                       certain
                                                     President   (1/91  to  2/98),  of                       subsidiaries;
                                                     EQSF   Advisers,    Inc.;   Chief                       Director (3/91 to
                                                     Investment  Officer  (CIO) (12/90                       Present) of Nabors
                                                     to   7/96)   and  CEO   (7/96  to                       Industries, Inc.,
                                                     Present)  of  Danielson   Holding                       (international oil
                                                     Corporation;  Chairman, CEO (1/95                       drilling
                                                     to  Present),  and CIO  (10/92 to                       services);
                                                     Present)    of    M.J.    Whitman                       Director (8/97 to
                                                     Advisers,   Inc.;   Distinguished                       5/01) of Tejon
                                                     Management  Fellow (1972 to 6/00)                       Ranch Co. (land
                                                     and Member of the Advisory  Board                       development and
                                                     (10/94   to  6/95)  of  the  Yale                       agribusiness);
                                                     School  of   Management  at  Yale                       Director (5/00 to
                                                     University;   Adjunct   Professor                       12/01) of Stewart
                                                     (1/01 to 12/01)  of the  Columbia                       Information
                                                     University   Graduate  School  of                       Services Corp.
                                                     Business;   CEO,   President  and                       (title and real
                                                     Director  (10/74 to  Present)  of                       estate).
                                                     Martin  J.  Whitman  & Co.,  Inc.


                       TERM OF                                                                NO. OF
                       OFFICE                                                               PORTFOLIOS
                        AND                                                                   IN FUND
                      LENGTH OF                                                               COMPLEX               OTHER
                        TIME                          PRINCIPAL OCCUPATION DURING PAST        OVERSEEN        DIRECTORSHIPS HELD
NAME, AGE & ADDRESS    SERVED*      POSITION(S)                  5 YEARS                     BY TRUSTEE           BY TRUSTEE
-------------------    -------      -----------       --------------------------------       ----------           ----------
                                                     (formerly  M.J.   Whitman  &  Co.
                                                     Inc.)     (private     investment
                                                     company);   Chartered   Financial
                                                     Analyst.
INDEPENDENT
TRUSTEES

LUCINDA FRANKS (55)    Trustee         Trustee       Journalist   (1969  to  Present);           5                   N/A
                       since 2/98                    Special    Correspondent,    Talk
64 East 86th Street                                  Magazine (1999-2000);  Trustee of
New York, NY 10028                                   Third  Avenue   Variable   Series
                                                     Trust (7/99 to Present);  Trustee
                                                     of Third  Avenue  Trust  (2/98 to
                                                     Present).

GERALD HELLERMAN       Trustee         Trustee       Managing    Director   (8/93   to           5           President and
(64)                   since 9/93                    Present)       of       Hellerman                       Director (11/01 to
                                                     Associates,     (financial    and                       Present) of Mexico
10965 Eight Bells                                    corporate   consulting);    Chief                       Equity and Income,
Lane Columbia, MD                                    Financial  Analyst (1976 to 7/93)                       Inc. (registered
21044                                                of the  Antitrust  Division of US                       investment
                                                     Department  of  Justice;  Trustee                       company); Director
                                                     of Third Avenue  Variable  Series                       of Clemente Global
                                                     Trust (7/99 to Present);  Trustee                       Strategic Value
                                                     or  Director   of  Third   Avenue                       Fund (9/98 to
                                                     Trust  or its  predecessor  (9/93                       4/00).
                                                     to Present).

MARVIN MOSER, M.D.     Trustee         Trustee       Trustee  (1992 to Present) of the           5           Director (1997 to
(78)                   since                         Trudeau   Institute,   a  medical                       Present) of
                         11/94                       research   institute;    Clinical                       Nutrition 21 Co.
13 Murray Hill Road                                  Professor  of  Medicine  (1984 to                       (marketing);
Scarsdale, NY 10583                                  Present)   at   Yale   University                       Director
                                                     School   of   Medicine;    Senior                       (9/00-2/02) of
                                                     Medical   Consultant   (1972   to                       Innovative
                                                     Present)  for the  National  High                       Clinical Solutions
                                                     Blood Pressure  Education Program                       Ltd.
                                                     of the National  Heart,  Lung and                       (pharmaceuticals).
                                                     Blood     Institute;     Chairman
                                                     (1977);  Trustee of

                       TERM OF                                                                NO. OF
                       OFFICE                                                               PORTFOLIOS
                        AND                                                                   IN FUND
                      LENGTH OF                                                               COMPLEX               OTHER
                        TIME                          PRINCIPAL OCCUPATION DURING PAST        OVERSEEN        DIRECTORSHIPS HELD
NAME, AGE & ADDRESS    SERVED*      POSITION(S)                  5 YEARS                     BY TRUSTEE           BY TRUSTEE
-------------------    -------      -----------       --------------------------------       ----------           ----------
                                                     Third  Avenue   Variable   Series
                                                     Trust (7/99 to Present);  Trustee
                                                     or Director of Third Avenue Trust
                                                     or  its  predecessor   (11/94  to
                                                     Present).

DONALD RAPPAPORT       Trustee         Trustee       Private  investor and  consultant           5                   N/A
(75)                   since 6/99                    (1987   to  5/97   and   5/99  to
                                                     Present);   Chief  Financial  and
1619 31st Street,                                    Chief  Information   Officer  for
N.W. Washington,                                     the US  Department  of  Education
D.C. 20007                                           (5/97 to 5/99);  Trustee of Third
                                                     Avenue   Variable   Series  Trust
                                                     (7/99  to  Present);  Trustee  or
                                                     Director of Third Avenue Trust or
                                                     its  predecessor  (11/91 to 5/97)
                                                     and (6/99 to Present).

MYRON M. SHEINFELD     Trustee         Trustee       Senior  Counsel (4/01 to present)           5           Director (1988 to
(71)                   since                         of Akin, Gump,  Strauss,  Hauer &                       Present) of Nabors
                         11/90                       Feld, LLP;  Counsel to Sheinfeld,                       Industries, Inc.;
1900 Pennzoil                                        Maley & Kay P.C.  (12/96 to 4/01)                       Director (11/98 to
Place, South Tower                                   and   Trustee  of  Third   Avenue                       4/01) of Anchor
711 Louisiana                                        Variable  Series  Trust  (7/99 to                       Glass Container
Street                                               Present);  Trustee or Director of                       Corp.; Director
Houston, TX 77002                                    Third   Avenue   Trust   or   its                       (6/99 to 11/00) of
                                                     predecessor (11/90 to Present).                         Repap Enterprises,
                                                                                                             Inc. (paper manufact.);
                                                                                                             Director (8/00 to
                                                                                                             6/01) of Southern
                                                                                                             Mineral Corp. (oil
                                                                                                             and gas).

MARTIN SHUBIK (75)     Trustee         Trustee       Seymour H. Knox  Professor  (1975           5                   N/A
                       since                         to Present) of  Mathematical  and
Yale University          11/90                       Institutional   Economics,   Yale
Dept. of Economics                                   University;   Trustee   of  Third
Box 2125, Yale                                       Avenue   Variable   Series  Trust
Station                                              (7/99  to  Present);  Trustee  or
New Haven, CT 06520                                  Director  of Third  Avenue  Trust
                                                     or  its  predecessor   (11/90  to
                                                     Present).

CHARLES C. WALDEN      Trustee         Trustee       Executive          Vice-President           5                   N/A
(57)                   since 5/96                    -Investments  (1973  to  Present)
                                                     (Chief  Investment   Officer)  of
11 Williamsburg                                      Knights  of  Columbus  (fraternal
Circle, Madison,                                     benefit   society   selling  life
CT 06443                                             insurance     and     annuities);


                       TERM OF                                                                NO. OF
                       OFFICE                                                               PORTFOLIOS
                        AND                                                                   IN FUND
                      LENGTH OF                                                               COMPLEX               OTHER
                        TIME                          PRINCIPAL OCCUPATION DURING PAST        OVERSEEN        DIRECTORSHIPS HELD
NAME, AGE & ADDRESS    SERVED*      POSITION(S)                  5 YEARS                     BY TRUSTEE           BY TRUSTEE
-------------------    -------      -----------       --------------------------------       ----------           ----------
                                                     Chartered    Financial   Analyst;
                                                     Trustee of Third Avenue  Variable
                                                     Series  Trust (7/99 to  Present);
                                                     Trustee  or   Director  of  Third
                                                     Avenue  Trust or its  predecessor
                                                     (5/96 to Present).

* Each Trustee serves until his or her successor is duly elected and qualified.


** Phyllis W. Beck is the sister of Martin J. Whitman, Chairman, Chief Executive Officer and a Trustee of the Trust and the Aunt of Barbara Whitman, a Trustee of the Trust; Barbara Whitman is the daughter of Martin J. Whitman.

TRUST OFFICERS

NAME, AGE & ADDRESS       POSITION(S)         PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-------------------       -----------         -------------------------------------------------------
MICHAEL CARNEY (48)       Treasurer and CFO   Treasurer and Chief Financial Officer (CFO) of Third
                                              Avenue  Trust (3/90 to Present);  Treasurer  and CFO
                                              (6/99 to Present) of Third  Avenue  Variable  Series
767 Third Avenue                              Trust;  Director  (1/95 to Present),  Executive Vice
New York, NY                                  President, Chief Financial Officer (6/95 to Present)
10017-2023                                    of M.J. Whitman, Inc.; Treasurer,  Director (1/95 to
                                              Present), Executive Vice President (6/95 to Present)
                                              and CFO (10/92 to Present) of M.J. Whitman Advisers,
                                              Inc.;  CFO (8/90 to  Present) of  Danielson  Holding
                                              Corporation;  Director (8/96 to present) of National
                                              American  Insurance  Company of California;  CFO and
                                              Treasurer (5/89 to Present) of EQSF Advisers, Inc.

KERRI WELTZ                Assistant      Assistant  Treasurer  (5/96 to Present) and Controller
(34)                       Treasurer      of  Third  Avenue  Trust  (1/96 to  9/01),  Controller
767 Third Avenue                          (1/96 to  9/01),  of EQSF  Advisers,  Inc.;  Assistant
New York, NY                              Treasurer  (6/99 to Present) of Third Avenue  Variable
10017-2023                                Series  Trust;   Controller  (8/96  to  Present),   of
                                          Danielson  Holding  Corporation;  Controller  (5/96 to
                                          Present) of Martin J. Whitman & Co., Inc.

W. JAMES HALL (37)      General Counsel   General  Counsel  and  Secretary  (6/00 to Present) of
                         and Secretary    Third  Avenue  Trust;  General  Counsel and  Secretary
767 Third Avenue                          (9/00 to  Present)  of EQSF  Advisers,  Inc.;  General
New York, NY                              Counsel  and  Secretary  (9/00  to  Present)  of Third
10017-2023                                Avenue  Variable  Series  Trust;  General  Counsel and
                                          Secretary  (12/00 to  Present)  of  Danielson  Holding
                                          Corporation;  General  Counsel and Secretary  (5/00 to
                                          Present)  of  M.J.  Whitman,  Inc.  and  M.J.  Whitman
                                          Advisers,  Inc.;  Associate  (2/00  to  6/00) at Paul,
                                          Weiss,  Rifkind,  Wharton &  Garrison  LLP;  Associate
                                          (11/96 to 1/00) at  Morgan,  Lewis & Bockius  LLP (law
                                          firms).

JULIE SMITH (31)          Controller      Controller  (9/01 to  Present),  Assistant  Controller
                                          (2/97  to  9/01) of  Third  Avenue  Trust;  Controller
767 Third Avenue                          (9/01  to  Present),  Assistant  Controller  (6/99  to
New York, NY                              9/01)  of the  Third  Avenue  Variable  Series  Trust;
10017-2023                                Controller  (9/01 to Present) of EQSF Advisers,  Inc.;
                                          Assistant  Controller  (3/99 to Present) of  Danielson
                                          Holding  Corporation;  Assistant  Controller  (2/97 to
                                          Present) of  Martin J. Whitman & Co., Inc.

The Trust has an Audit Committee consisting of Messrs. Hellerman, Sheinfeld and Walden. The Audit Committee is charged with reviewing accounting matters with the Trust's independent auditors. In the fiscal year ended October 31, 2001, the Audit Committee met once. The Board of Trustees does not have any other standing committees.

The Trust does not pay any fees to its officers for their services as such, but does pay each Trustee who is not affiliated with the Investment Adviser a fee of $1,500 per fund for each meeting of the Board of Trustees that he or she attends, in addition to reimbursing all Trustees for travel and incidental expenses incurred by them in connection with their attendance at Board meetings. The Trust also pays each unaffiliated Trustee an annual stipend of $2,000 per fund in January of each year for the previous year's service. The Trust paid Trustees in the aggregate, $170,250 in such fees and expenses for the year ended October 31, 2001. Trustees do not receive any pension or retirement benefits. The Trustees on the Audit Committee receive $1,000 for each meeting they attend.

For the fiscal year ended October 31, 2001, the aggregate amount of compensation paid to each Trustee by the Trust is listed below.

                                                 COMPENSATION TABLE


                                             AGGREGATE COMPENSATION FROM
                                           REGISTRANT FOR FISCAL YEAR ENDED      TOTAL COMPENSATION FROM REGISTRANT
        NAME AND POSITION HELD                     OCTOBER 31, 2001*             AND FUND COMPLEX PAID TO TRUSTEES*
----------------------------------------   ---------------------------------     -----------------------------------
David M. Barse, President, COO, Trustee                 $     0                                $     0
Phyllis W. Beck, Trustee                                $     0                                $     0
Lucinda Franks, Trustee                                 $24,000                                $32,000
Gerald Hellerman, Trustee**                             $24,750                                $33,000
Marvin Moser, M.D., Trustee                             $24,000                                $32,000
Donald Rappaport, Trustee                               $24,000                                $32,000
Myron M. Sheinfeld, Trustee**                           $24,750                                $33,000
Martin Shubik, Trustee                                  $24,000                                $32,000
Charles C. Walden, Trustee**                            $24,750                                $33,000
Barbara Whitman, Trustee                                $     0                                $     0
Martin J. Whitman, Chairman, CEO                        $     0                                $     0

* Amount does not include reimbursed expenses for attending Board meetings, which amounted to $12,140 for all Trustees as a group.

**       Audit Committee Member.

                             TRUSTEE SHARE OWNERSHIP

The following chart provides information about each Trustee's share ownership in the Funds and the Fund Complex:

---------------------------------------------------------------------------------------------------------------------------
NAME OF TRUSTEE                        DOLLAR RANGE OF EQUITY                         AGGREGATE DOLLAR RANGE OF EQUITY
                                       SECURITIES IN THE FUNDS                        SECURITIES IN ALL REGISTERED
                                                                                      INVESTMENT COMPANIES OVERSEEN BY
                                                                                      TRUSTEES IN FAMILY OF INVESTMENT
                                                                                      COMPANIES
---------------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEES
---------------------------------------------------------------------------------------------------------------------------
David M. Barse            Third Avenue Value Fund -over $100,000                                 over $100,000
                          Third Avenue Small Cap Value Fund -over $100,000
                          Third Avenue Real Estate Value Fund -over $100,000
                          Third Avenue International Value Fund - $50,001-$100,000
---------------------------------------------------------------------------------------------------------------------------
Phyllis W. Beck           Third Avenue Value Fund -over $100,000                                 over $100,000
                          Third Avenue Small Cap Value Fund-$10,001-$50,000
                          Third Avenue Real Estate Value Fund - $10,001-$50,000
                          Third Avenue International Value Fund - $0
---------------------------------------------------------------------------------------------------------------------------
Barbara Whitman           Third Avenue Value Fund -over $100,000                                 over $100,000
                          Third Avenue Small Cap Value Fund -over $100,000
                          Third Avenue Real Estate Value Fund -over $100,000
                          Third Avenue International Value Fund - $50,001-$100,000
---------------------------------------------------------------------------------------------------------------------------
Martin J. Whitman         Third Avenue Value Fund -over $100,000                                 over $100,000
                          Third Avenue Small Cap Value Fund -over $100,000
                          Third Avenue Real Estate Value Fund -over $100,000
                          Third Avenue International Value Fund -over $100,000
---------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------
Lucinda Franks            Third Avenue Value Fund -$1-10,000                                     $10,001-50,000
                          Third Avenue Small Cap Value Fund -$1-10,000
                          Third Avenue Real Estate Value Fund -$1-10,000
                          Third Avenue International Value Fund -$0
---------------------------------------------------------------------------------------------------------------------------
Gerald Hellerman          Third Avenue Value Fund -over $100,000                                 over $100,000
                          Third Avenue Small Cap Value Fund -$10,001-$50,000
                          Third Avenue Real Estate Value Fund -$1-$10,000
                          Third Avenue International Value Fund- $1-$10,000
---------------------------------------------------------------------------------------------------------------------------
Marvin Moser              Third Avenue Value Fund -over $100,000                                 over $100,000
                          Third Avenue Small Cap Value Fund -over $100,000
                          Third Avenue Real Estate Value Fund - $50,001-$100,000
                          Third Avenue International Value Fund - $50,001-$100,000
---------------------------------------------------------------------------------------------------------------------------
Donald Rappaport          Third Avenue Value Fund -over $100,000                                 over $100,000
                          Third Avenue Small Cap Value Fund - $0
                          Third Avenue Real Estate Value Fund - $0
                          Third Avenue International Value Fund - $0
---------------------------------------------------------------------------------------------------------------------------
Myron M. Sheinfeld        Third Avenue Value Fund -over $100,000                                 over $100,000
                          Third Avenue Small Cap Value Fund -$10,001-$50,000
                          Third Avenue Real Estate Value Fund -$50,001-$100,000
                          Third Avenue International Value Fund - $0
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
NAME OF TRUSTEE                        DOLLAR RANGE OF EQUITY                         AGGREGATE DOLLAR RANGE OF EQUITY
                                       SECURITIES IN THE FUNDS                        SECURITIES IN ALL REGISTERED
                                                                                      INVESTMENT COMPANIES OVERSEEN BY
                                                                                      TRUSTEES IN FAMILY OF INVESTMENT
                                                                                      COMPANIES
---------------------------------------------------------------------------------------------------------------------------
Martin Shubik             Third Avenue Value Fund - over $100,000                                over $100,000
                          Third Avenue Small Cap Value Fund - over $100,000
                          Third Avenue Real Estate Value Fund - over $100,000
                          Third Avenue International Value Fund - $0
---------------------------------------------------------------------------------------------------------------------------
Charles C. Walden         Third Avenue Value Fund -over $100,000                                 over $100,000
                          Third Avenue Small Cap Value Fund -$10,001-$50,000
                          Third Avenue Real Estate Value Fund -$10,001-$50,000
                          Third Avenue International Value Fund -$10,001-$50,000
---------------------------------------------------------------------------------------------------------------------------



                             PRINCIPAL STOCKHOLDERS


The following persons beneficially own of record or are known to beneficially own of record 5 percent or more of the outstanding common stock of THIRD AVENUE VALUE FUND, THIRD AVENUE SMALL-CAP VALUE FUND, THIRD AVENUE REAL ESTATE VALUE FUND and THIRD AVENUE INTERNATIONAL VALUE FUND as of February 15, 2002:


THIRD AVENUE VALUE FUND

                                                           PERCENTAGE OF
NAME AND ADDRESS                                      THIRD AVENUE VALUE FUND                 NUMBER OF SHARES
---------------------------------------          ---------------------------------            ----------------

Charles Schwab & Co., Inc.(1)
101 Montgomery Street
San Francisco, CA  94104                                    45.34%                              33,337,483

National Financial Services Corp.(2)
P.O. Box 3908
Church Street Station                                       12.59%                               9,259,999
New York, NY  10008-3908

Bear Stearns Securities Corp.(3)
One Metrotech Center North
Brooklyn, NY  11201-3859                                     5.03%                               3,700,643


THIRD AVENUE SMALL-CAP VALUE FUND


                                                           PERCENTAGE OF
NAME AND ADDRESS                                 THIRD AVENUE SMALL-CAP VALUE FUND            NUMBER OF SHARES
---------------------------------------          ---------------------------------            ----------------
Charles Schwab & Co., Inc.(1)
101 Montgomery Street
San Francisco, CA  94104                                    43.70%                              10,775,458

National Financial Services Corp.(2)
P.O. Box 3908
Church Street Station                                       20.19%                               4,978,485
New York, NY 10008-3908

Donaldson Lufkin & Jenrette Securities
Corporation(2)
Mutual Funds Dept. 7th Floor                                 6.57%                               1,620,475
Jersey City, NJ  07399

THIRD AVENUE REAL ESTATE VALUE FUND
                                                            PERCENTAGE OF
                                                             THIRD AVENUE
NAME AND ADDRESS                                        REAL ESTATE VALUE FUND                NUMBER OF SHARES
---------------------------------------          ---------------------------------            ----------------
Charles Schwab & Co., Inc.(1)                                 39.42%                             4,792,218
101 Montgomery Street
San Francisco, CA  94104

National Financial Services Corp.(2)                          25.47%                             3,095,761
P.O. Box 3908
Church Street Station
New York, NY 10008-3908

Donaldson Lufkin & Jenrette Securities                         6.83%                               830,592
Corporation(2)
Mutual Funds Dept. 7th Floor
Jersey City, NJ 07399

National Investor Services Corp.(2)                            5.03%                               611,956
55 Water Street, 32nd Floor
New York, NY 10041


THIRD AVENUE INTERNATIONAL VALUE FUND

                                                             PERCENTAGE OF
                                                              THIRD AVENUE
NAME AND ADDRESS                                        INTERNATIONAL VALUE FUND               NUMBER OF SHARES
---------------------------------------          ---------------------------------            ----------------

Bear Stearns Securities Corp.(3)                               23.16%                             129,156
One Metrotech Center North
Brooklyn, NY  11201-3859

Raymond James Financial Services Corp.(2)                      23.10%                             128,823
880 Carillon Parkway
P.O.Box 12749
St. Petersburg, FL  33733-2749

Charles Schwab & Co., Inc.(1)                                  12.94%                              72,156
101 Montgomery Street
San Francisco, CA  94104

National Financial Services Corp.(2)                           12.32%                              68,694
P.O. Box 3908
Church Street Station
New York, NY 10008-3908



(1) Charles Schwab & Co., Inc. is a discount broker-dealer acting as a nominee for registered investment advisers whose clients have purchased shares of the Fund, and also holds shares for the benefit of its clients.


(2) Donaldson Lufkin & Jenrette Securities Corporation, National Financial Services Corp., National Investor Services Corp., and Raymond James Financial Services are broker-dealers holding shares for the benefit of their respective clients.


(3) Bear Stearns Securities Corp., is a broker-dealer holding shares for the benefit of its clients, including, at such time, clients of MJW, the Funds' affiliated broker-dealer, principal underwriter and distributor.

The  officers  and  Trustees  of the Funds own in the  aggregate  2.05% of THIRD
AVENUE VALUE FUND, 0.50% of THIRD AVENUE SMALL-CAP VALUE FUND, 1.65% of THIRD AVENUE REAL ESTATE VALUE FUND and 4.91% of THIRD AVENUE INTERNATIONAL VALUE FUND.




                               INVESTMENT ADVISER


The Investment Adviser to the Trust is EQSF Advisers, Inc. (the "Adviser"), 67% of which is owned in approximately equal shares by the three adult children of Martin J. Whitman and the remaining 33% of which is owned by senior employees of the Adviser. Mr. Whitman is Chairman and CEO of the Adviser, and he along with members of his family may be deemed to form a controlling group of the Adviser.

The Trust, the Investment Adviser and the Distributor have adopted a code of ethics as required by the 1940 Act and relevant SEC rules. The code of ethics applies to all individuals who have access to or knowledge of the Funds' activities. The code of ethics permits these individuals to transact in securities only pursuant to relevant restrictions adopted in conformance with the 1940 Act and SEC Rules. Among other things, the code prohibits access persons from transacting in securities on the same day that the Funds are making similar transactions absent exceptional circumstances.

The following individuals are affiliated persons of the Trust and Adviser:



                                CAPACITY WITH TRUST                           CAPACITY WITH ADVISER

Martin J. Whitman               Chairman, CEO                                 Chairman, CEO

David M. Barse                  President, COO, Trustee                       President, COO, Director

Michael Carney                  Treasurer, CFO                                Treasurer, CFO

W. James Hall                   General Counsel, Secretary                    General Counsel, Secretary

Kerri Weltz                     Assistant Treasurer                           Assistant Treasurer

Barbara Whitman                 Trustee                                       Director

Julie Smith                     Controller                                    Controller


                          INVESTMENT ADVISORY AGREEMENT

The investment advisory services of the Adviser are furnished to each of the Funds pursuant to an Investment Advisory Agreement (the "Advisory Agreement") approved by the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act), and by the sole shareholder of each Fund on the same date. The Adviser has provided investment advisory services to the Funds since their inception.

After the initial two-year term, each Advisory Agreement will continue from year to year if approved annually by the Board of Trustees of the Trust or a majority of the outstanding voting securities of the Trust, and by vote of a majority of the Trustees who are not parties to the Advisory Agreements or "interested persons" (as defined in the 1940 Act) of such parties, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreements may be terminated at any time without penalty, upon 60 days written notice by either party to the other, and will automatically be terminated upon any assignment thereof.


For the investment advisory services provided by the Adviser, THIRD AVENUE VALUE FUND, THIRD AVENUE SMALL-CAP VALUE FUND and THIRD AVENUE REAL ESTATE VALUE FUND pay the Adviser a monthly fee of 1/12 of 0.90% (an annual rate of 0.90%) on the average daily net assets in each Fund during the prior month. THIRD AVENUE INTERNATIONAL VALUE FUND pays the Adviser a monthly fee in an amount equal to 1/12 of 1.25% (an annual rate of 1.25%) on the average daily net assets in each Fund during the prior month. During the fiscal years ended October 31, 2001, 2000 and 1999, THIRD AVENUE VALUE FUND paid investment advisory fees to the Adviser of $20,578,753, $14,443,111 and $12,805,667, respectively. During the fiscal years ended October 31, 2001, 2000 and 1999, THIRD AVENUE SMALL-CAP VALUE FUND paid investment advisory fees to the Adviser of $1,722,502, $1,172,900 and $1,247,500, respectively. During the fiscal years ended October 31, 2001, 2000 and 1999, THIRD AVENUE REAL ESTATE VALUE FUND paid investment advisory fees to the Adviser of $442,276, $144,365 and $47,874, respectively. THIRD AVENUE INTERNATIONAL VALUE FUND did not have any operations as of October 31, 2001.


Under the Advisory Agreements, the Adviser supervises and assists in the management of the Trust, provides investment research and research evaluation and makes and executes recommendations for the purchase and sale of securities. The Adviser furnishes at its expense all necessary office equipment and personnel necessary for performance of the obligations of the Adviser and pays the compensation of officers of the Trust. However, in the event that any person serving as an officer of the Trust has both executive duties attendant to such offices and administrative duties to the Trust apart from such office, the
Adviser does not pay any amount relating to the performance of such administrative duties.

All other expenses incurred in the operation of the Funds and the continuous offering of its shares, including taxes, fees and commissions, bookkeeping expenses, fund employees, expenses of redemption of shares, charges of administrators, custodians and transfer agents, auditing and legal expenses and fees of outside Trustees are borne by the Funds. Any expense which cannot be allocated to a specific Fund will be allocated to each of the Funds based on their relative net asset values on the date the expense is incurred. From time to time, the Adviser may waive receipt of its fees and/or assume certain expenses of a Fund, which would have the effect of lowering the expense ratio of the Fund and increasing yield to investors.

Under current arrangements, whenever in any fiscal year, the normal operating expenses, including the investment advisory fee, but excluding brokerage commissions and interest and taxes, of THIRD AVENUE VALUE FUND or THIRD AVENUE SMALL-CAP VALUE FUND exceeds 1.90% of the first $100 million of average daily net assets of the Fund, and 1.50% of assets in excess of $100 million, the Adviser currently is obligated to reimburse the Fund in an amount equal to that excess.

Under current arrangements, whenever in any fiscal year, the normal operating expenses, including the investment advisory fee, but excluding brokerage commissions and interest and taxes, of THIRD AVENUE REAL ESTATE VALUE FUND exceeds 1.50% of average daily net assets of the Fund, the Adviser currently is obligated to reimburse the Fund in an amount equal to that excess.


Under current arrangements, whenever in any fiscal year, the normal operating expenses, including the investment advisory fee, but excluding brokerage commissions and interest and taxes, of THIRD AVENUE INTERNATIONAL VALUE FUND exceeds 1.75% of average daily net assets of the Fund, the Adviser is currently obligated to reimburse the Fund in an amount equal to that excess.


If a Fund's operating expenses fall below the expense limitation, that Fund will begin repaying the Adviser for the amount contributed on behalf of the Fund. This repayment will continue for up to three years after the end of the fiscal year in which an expense is reimbursed by the Adviser, subject to the expense limitation, until the Adviser has been paid for the entire amount contributed or such three year period expires. Either the Adviser or the Trust may terminate the foregoing reimbursement arrangements at any time.



                                   DISTRIBUTOR


The distribution services of M.J. Whitman, Inc. (MJW, Inc.), 767 Third Avenue, New York, NY 10017, the Funds' Distributor, are furnished to each Fund pursuant to a Distribution Agreement (the "Distribution Agreement"). Under such agreements, the Distributor shall (1) assist in the sale and distribution of each Fund's shares; and (2) qualify and maintain the qualification as a broker-dealer in such states where shares of the Funds are registered for sale.


Each Distribution Agreement will remain in effect provided that it is approved at least annually by the Board of Trustees or by a majority of the Fund's outstanding shares, and in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any such party. Each Distribution Agreement terminates automatically if it is assigned and may be terminated without penalty by either party on not less than 60 days written notice.

                                  ADMINISTRATOR

The Funds have entered into a Services Agreement (the "Services Agreement") with PFPC Inc. (including its predecessors in interest "PFPC"). The Services Agreement provides that PFPC shall provide certain accounting, transfer agency and shareholder services to each Fund other than those relating to the investment portfolio of the Funds, the distribution of the Funds and the maintenance of each Fund's financial records. The Services Agreement has an initial three year term and may be terminated at any time (effective after such initial term) without penalty, upon 180 days written notice by either party to the other, and will automatically be terminated upon any assignment thereof. The Funds have entered into an Administration Agreement (the "Administration Agreement") with the

Adviser, which provides that the Adviser shall provide all other administrative services to the Funds other than those relating to the investment portfolio of the Funds, the distribution of the Funds and the maintenance of the Funds' financial records and those performed by PFPC under the Services Agreement. The Adviser has entered into a Sub-Administration Agreement (the "Sub-Administration Agreement") with PFPC pursuant to which PFPC performs certain of those services on behalf of the Adviser. The Administration Agreement has an initial three year term and may be terminated at any time (effective after such initial term) without penalty, upon 180 days written notice by either party to the other, and will automatically be terminated upon any assignment thereof. The Trust has agreed to pay the Adviser an amount equal to $150,000 per annum plus an amount equal to 50% of the difference between (i)(x) $174,000 plus (y) an amount equal to .01% of the Fund's average net assets in excess of $1 billion minus (ii) $150,000, and the Adviser has agreed to pay PFPC $150,000 per annum pursuant to the Sub-Administration Agreement.


During the fiscal year ended October 31, 2001 the Funds paid fees to the Adviser for these services in the following amounts: THIRD AVENUE VALUE FUND $215,498, THIRD AVENUE SMALL-CAP VALUE FUND $17,978, and THIRD AVENUE REAL ESTATE VALUE FUND $4,571. During the fiscal year ended October 31, 2000, the Funds paid fees to the Adviser for these services in the following amounts: THIRD AVENUE VALUE FUND $228,616, THIRD AVENUE SMALL-CAP VALUE FUND $18,470, AND THIRD AVENUE REAL ESTATE VALUE FUND $2,262. During the fiscal year ended October 31, 1999 (the first year in which the Administration Agreement was in effect) the Funds paid fees to the Adviser for administrative services in the following amounts: THIRD AVENUE VALUE FUND $2,164, THIRD AVENUE SMALL-CAP VALUE FUND $201, and THIRD AVENUE REAL ESTATE VALUE FUND $13. During the fiscal year ended October 31, 1999, THIRD AVENUE VALUE FUND paid fees to PFPC of $201,570 for its services. During the fiscal year ended October 31, 1999, THIRD AVENUE SMALL-CAP VALUE FUND paid fees to PFPC of $16,926 for its services. During the fiscal year ended October 31, 1999, THIRD AVENUE REAL ESTATE VALUE FUND paid fees to PFPC of $12,195 for its services. THIRD AVENUE INTERNATIONAL VALUE FUND did not have any operations as of October 31, 2001.




                                    CUSTODIAN


Custodial Trust Company (CTC), 101 Carnegie Center, Princeton, NJ 08540-6231, serves as custodian for the Funds pursuant to a Custodian Agreement. Under such agreement, the Custodian (1) maintains a separate account or accounts in the name of each Fund; (2) holds and transfers portfolio securities on account of each Fund; (3) accepts receipts and makes disbursements of money on behalf of each Fund; (4) collects and receives all income and other payments and distributions on account of each Fund's securities; and (5) makes periodic reports to the Board of Trustees concerning each Fund's operations. CTC will custody each Fund's foreign assets with foreign custodians, pursuant to the requirements of Rule 17f-5 under the 1940 Act.




                                 TRANSFER AGENT

PFPC, Inc., 211 South Gulph Road, P.O. Box 61503, King of Prussia, PA 19406, is the transfer agent for each of the Funds.



                             INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036, are the independent public accountants for the Funds. The independent public accountants audit the financial statements of the Funds following the end of each fiscal year and provide a report to the Board of Trustees of the results of the audit.

                           PORTFOLIO TRADING PRACTICES

Under the Advisory Agreement between the Trust and the Adviser, the Adviser has the responsibility of selecting brokers and dealers. The Adviser must place portfolio transactions with brokers and dealers who render satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates, but has discretion to pay a greater amount if it, in good faith, determines that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, either in terms of that particular transaction or in fulfilling the overall responsibilities of the Adviser to the Funds. Where transactions are executed in the over-the-counter market, or in the "third market" (the over-the-counter market in listed securities), the Funds will normally first seek to deal with the primary market makers. However, when the Funds consider it advantageous to do so, they will utilize the services of brokers, but will, in all cases, attempt to negotiate the best price and execution. The determination of what may constitute the most favorable price and execution in a securities transaction by a broker involves a number of considerations, including, without limitation, the overall direct net economic result to the Funds (involving both price paid or received and any commissions or other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all if selling large blocks is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by management in determining the overall reasonableness of brokerage commissions paid. In allocating any such portfolio brokerage on a national securities exchange, the Funds may consider the research, statistical and other factual information and services provided by brokers from time to time to the Adviser. Such services and information are available to the Adviser for the benefit of all clients of the Adviser and its affiliates and it is not practical for the Adviser to assign a particular value to any such service.

The Adviser intends to use brokers affiliated with the Adviser as brokers for the Funds where, in its judgment, such firms will be able to obtain a price and execution at least as favorable as other qualified brokers. David M. Barse, Michael Carney and W. James Hall, who are executive officers of the Trust and the Adviser, are also executive officers of MJW, Inc. and M.J. Whitman Senior Debt Corp. (Senior Debt Corp.), a broker of private debt instruments.


In determining the commissions to be paid to MJW, Inc. and Senior Debt Corp., it is the policy of the Funds that such commissions will, in the judgment of the Adviser, be (i) at least as favorable as those which would be charged by other qualified brokers having comparable execution capability and (ii) at least as favorable as commissions contemporaneously charged by MJW, Inc. or Senior Debt Corp., as the case may be, on comparable transactions for its most favored unaffiliated customers, except for any customers of MJW, Inc. or Senior Debt Corp., as the case may be, considered by a majority of the disinterested Trustees not to be comparable to the Funds. The Funds do not deem it practicable and in their best interests to solicit competitive bids for commission rates on each transaction. However, consideration is regularly given to information concerning the prevailing level of commissions charged on comparable transactions by other qualified brokers.

The Trustees from time to time, at least on a quarterly basis, will review, among other things, all the Funds' portfolio transactions including information relating to the commissions charged by MJW, Inc. and Senior Debt Corp. to the Funds and to their other customers, and information concerning the prevailing level of commissions charged by other qualified brokers. In addition, the procedures pursuant to which MJW, Inc. and Senior Debt Corp. effects brokerage transactions for the Funds must be reviewed and approved no less often than annually by a majority of the disinterested Trustees.

The Adviser expects that it will execute a portion of the Funds' transactions through qualified brokers other than MJW, Inc. and Senior Debt Corp. In selecting such brokers, the Adviser will consider the quality and reliability of the brokerage services, including execution capability and performance, financial responsibility, and investment information and other research provided by such brokers. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if management of the Trust determines in good faith that the amount of such commissions is reasonable in relation to the value of the brokerage services and research information provided by such broker to the Funds. Management of the Trust believes that the research information received in this manner provides the Funds with benefits by supplementing the research otherwise available to the Funds. Over-the-counter purchases and sales will be transacted directly with principal market makers, except in those circumstances where the Funds can, in the judgment of their management, otherwise obtain better prices and execution of orders.

To the knowledge of the Funds, no affiliated person of the Funds receives give-ups or reciprocal business in connection with security transactions of the Funds. The Funds do not effect securities transactions through brokers in accordance with any formula, nor will they take the sale of Fund shares into account in the selection of brokers to execute security transactions. However, brokers who execute brokerage transactions for the Funds, including MJW, Inc. and Senior Debt Corp., from time to time may effect purchases of Fund shares for their customers.


For the fiscal year ended October 31, 2001, THIRD AVENUE VALUE FUND incurred total brokerage commissions of $2,918,731, of which approximately $2,787,258 (or 95%) was paid to MJW, Inc. For the fiscal year ended October 31, 2000, THIRD AVENUE VALUE FUND incurred total brokerage commissions of $1,155,239, of which approximately $1,055,188 (or 91%) was paid to MJW, Inc. For the fiscal year ended October 31, 1999, THIRD AVENUE VALUE FUND incurred total brokerage commissions of $1,071,112 of which approximately $672,971 (or 63%) was paid to MJW, Inc.

For the fiscal year ended October 31, 2001, THIRD AVENUE SMALL-CAP VALUE FUND incurred total brokerage commissions of $253,275 of which approximately $214,156 (or 85%) was paid to MJW, Inc. For the fiscal year ended October 31, 2000, THIRD AVENUE SMALL-CAP VALUE FUND incurred total brokerage commissions of $69,067 of which approximately $41,252 (or 60%) was paid to MJW, Inc. For the fiscal year ended October 31, 1999, THIRD AVENUE SMALL-CAP VALUE FUND incurred total brokerage commissions of $78,630 of which approximately $61,458 (or 78%) was paid to MJW, Inc.

For the fiscal year ended October 31, 2001, THIRD AVENUE REAL ESTATE VALUE FUND incurred total brokerage commissions of $235,872 of which approximately $230,253 (or 98%) was paid to MJW, Inc. For the fiscal year ended October 31, 2000, THIRD AVENUE REAL ESTATE VALUE Fund incurred total brokerage commissions of $58,011 of which approximately $51,213 (or 88%) was paid to MJW, Inc. For the period from inception through October 31, 1999, THIRD AVENUE REAL ESTATE VALUE FUND incurred total brokerage commissions of $28,707 of which approximately $25,568 (or 89%) was paid to MJW, Inc.

THIRD AVENUE INTERNATIONAL VALUE FUND did not pay any brokerage commissions as of October 31, 2001 because it is newly organized.


These amounts include fees paid by MJW, Inc. to its clearing agents. Commissions paid by the Funds to MJW, Inc. are paid at the standard institutional rate charged.


For the fiscal year ended October 31, 2001, THIRD AVENUE VALUE FUND effected 76% of its total transactions for which commissions were paid through MJW, Inc.

For the fiscal year ended October 31, 2001, THIRD AVENUE SMALL-CAP VALUE FUND effected 51% of its total transactions for which commissions were paid through MJW, Inc.

For the fiscal year ended October 31, 2001, THIRD AVENUE REAL ESTATE VALUE FUND effected 91% of its total transactions for which commissions were paid through MJW, Inc.

At October 31, 2001, THIRD AVENUE VALUE FUND held securities of the following of the Fund's regular broker-dealers: Raymond James Financial Inc. (the market value of which was $31,751,087 at October 31, 2001).




                                 PURCHASE ORDERS

Each Fund reserves the right, in its sole discretion, to refuse purchase orders. Without limiting the foregoing, a Fund will consider exercising such refusal right when it determines that it cannot effectively invest the available funds on hand in accordance with such Fund's investment policies.

                              REDEMPTION OF SHARES


The procedure for redemption of fund shares under ordinary circumstances is set forth in the Prospectus. In unusual circumstances, such as in the case of a suspension of the determination of net asset value, the right of redemption is also suspended and, unless redeeming shareholders withdraw their certificates from deposit, they will receive payment of the net asset value next determined after termination of the suspension. The right of redemption may be suspended or payment upon redemption deferred for more than seven days: (a) when trading on the New York Stock Exchange (NYSE) is restricted; (b) when the NYSE is closed for other than weekends and holidays; (c) when the SEC has by order permitted such suspension; or (d) when an emergency exists making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions prescribed in (a), (c) or (d) exist.


REDEMPTION IN KIND

Each Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which such Fund is obligated during any 90 day period to redeem shares for any one shareholder of record solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Fund at the beginning of such period. Should a redemption exceed such limitation, a Fund may deliver, in lieu of cash, readily marketable securities from its portfolio. The securities delivered will be selected at the sole discretion of such Fund, will not necessarily be representative of the entire portfolio and may be securities which the Fund would otherwise sell. The redeeming shareholder will usually incur brokerage costs in converting the securities to cash. The method of valuing securities used to make the redemptions in kind will be the same as the method of valuing portfolio securities and such valuation will be made as of the same time the redemption price is determined.

For purposes of determining a Fund's net asset value per share, readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Trustees shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (NASDAQ) National List are valued in a like manner. Portfolio securities traded on more than one national securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Adviser to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Trustees deems appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost. Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Trustees. All other investment assets, including restricted and not readily marketable securities, are valued under procedures established by and under the general supervision and responsibility of the Funds' Board of Trustees designed to reflect in good faith the fair value of such securities.

As indicated in the Prospectus, the net asset value per share of the Funds' shares will be determined on each day that the NYSE is open for trading. The NYSE annually announces the days on which it will not be open for trading; the most recent announcement indicates that it will not be open on the following days: New Year's Day, President's Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

                 DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES

Each Fund intends to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If a Fund so qualifies, such Fund will not be subject to Federal income tax on its net investment income and net short-term capital gain, if any, realized during any fiscal year to the extent that it distributes such income and gain to the Fund's shareholders. If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of such Fund's taxable income, including any net capital gains, would be subject to tax at regular corporate rates (without any deduction for distributions to shareholders).


To qualify as regulated investment company, a Fund must comply with certain requirements of the Code relating to, among other things, the sources of its income and diversification of its assets. If a Fund so qualifies and distributes each year to their shareholders at least 90% of its investment company taxable income (generally including ordinary income and net short-term capital gain, but not net capital gain, which is the excess of net long-term capital gain over net short-term capital loss) and meets certain other requirements, it will not be required to pay Federal income taxes on any income it distributes to shareholders. The Funds will not be subject to Federal income tax on any net capital gain distributed to shareholders.


The Funds will either distribute or retain for reinvestment all or part of any net long-term capital gain. If any such net capital gain is retained, the appropriate Fund will be subject to a tax of 35% of such amount. In that event, such Fund expects to designate the retained amount as undistributed capital gains in a notice to its shareholders, each of whom (1) will be required to include in income for tax purposes, as long-term capital gains, its share of such undistributed amount, (2) will be entitled to credit its proportionate share of the tax paid by such Fund against its Federal income tax liability and to claim refunds to the extent the credit exceeds such liability, and (3) will increase its basis in its shares of such Fund by an amount equal to 65% of the amount of the undistributed capital gains included in such shareholder's gross income. Although distributions by the Funds will generally be treated as subject to tax in the year in which they are paid, distributions declared by the Funds in October, November or December, payable to shareholders of record on a specified date during such month and paid by the Funds during January of the following year, will be deemed to be received on December 31 of the year the distribution is declared, rather than when the distribution is received.

Under the Code, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a 4% excise tax. To avoid the tax, each Fund must distribute during each calendar year, an amount equal to at least the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98% of its capital gains in excess of its capital losses for the twelve-month period ending on October 31 of the calendar year (unless an election is made by such Fund with a November or December year end to use such Fund's fiscal year), and (3) all ordinary income and net capital gains for previous years that were not previously distributed.


If a Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, such Fund would be subject to tax as an ordinary corporation on its taxable income (even if such income were distributed to shareholders) and all distributions out of earnings and profits would be subject to tax to shareholders as ordinary income. In addition, such Fund would be required to recognize unrealized gains, pay tax, and make distributions (which could be subject to interest charges) before requalifying to be subject to tax as a regulated investment company.

Some of the Funds' investment practices are subject to special provisions of the Code. The Funds may invest in non-US corporations that could be classified as "passive foreign investment companies" as defined for Federal income tax purposes. For Federal income tax purposes, such an investment may, among other things, cause the Funds to recognize income or gain without a corresponding receipt of cash, to incur an interest charge on taxable income that is deemed to have been deferred and/or to recognize ordinary income that would otherwise have been treated as capital gain.

Income from investments in foreign securities received by the Funds may be subject to income, withholding or other taxes imposed by foreign countries and US possessions. Tax conventions between certain countries and the US may reduce or eliminate such taxes. Shareholders of each Fund may be entitled to claim US foreign tax credits with respect to such taxes, subject to certain provisions and limitations contained in the Code. If more than 50% of the value of each Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations and such Fund meets certain holding period requirements, such Fund will be eligible to file, and may file, an election with the IRS pursuant to which shareholders of such Fund will be required (i) to include their respective pro rata portions of such taxes in their US Federal income tax returns as gross income and (ii) to treat such respective pro rata portions as taxes paid by them. Each shareholder will be entitled, subject to certain limitations, either to deduct its pro rata portion of such foreign taxes in computing its taxable income or to credit them against its US Federal income taxes. No deduction for such foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder of each Fund that may be eligible to file the election described in this paragraph will be notified annually whether the foreign taxes paid by each Fund will "pass through" for that year and, if so, such notification will designate (i) the shareholder's portion of the foreign taxes paid to each country and (ii) the portion of dividends that represent income derived from sources within each country. The amount of foreign taxes for which a shareholder may claim a credit in any year will be subject to an overall limitation such that the credit may not exceed the shareholder's U.S. Federal income tax attributable to the shareholder's foreign source taxable income. This limitation generally applies separately to certain specific categories of foreign source income including "passive income," which includes dividends and interests. Because the application of the foregoing rules depends on the particular circumstances of each shareholder, shareholders are advised to consult their tax advisers.

When the Funds sell foreign securities or receive foreign income with respect to such securities they may realize foreign currency gain or loss, which is normally treated as ordinary income or loss. Such income or loss may, for example, change the character of part of the income received with respect to foreign securities and it may increase or decrease (or possibly eliminate) the Funds' income available for distribution.


The Federal income tax treatment of the various high yield debt securities and other debt instruments (collectively, "Instruments" and individually, an "Instrument") to be acquired by the Funds will depend, in part, on the nature of those Instruments and the application of various tax rules. The Funds may derive interest income through the accrual of stated interest payments or through the application of the original issue discount rules, the market discount rules or other similar provisions. The Funds may be required to accrue original issue discount income, and in certain circumstances the Funds may be required to accrue stated interest even though no concurrent cash payments will be received. If the Funds acquire an Instrument at a discount and the terms of that Instrument are subsequently modified, the Funds could be required to recognize gain at the time of the modification even though no cash payments will have been received at that time. The market discount rules, as well as certain other provisions, may require that a portion of any gain recognized on the sale, redemption or other disposition of an Instrument be treated as ordinary income as opposed to capital gain. Also, under the market discount rules, if a Fund were to receive a partial payment on an Instrument, the Fund could be required to recognize ordinary income at the time of the partial payment even though the Instrument may ultimately be settled at an overall loss. As a result of these and other rules, the Funds may be required to recognize taxable income that they would be required to distribute even though the underlying Instruments have not made concurrent cash distributions to the Funds.

The body of law governing these Instruments is complex and not well developed. Thus the Funds and their Advisers may be required to interpret various provisions of the Internal Revenue Code and Regulations and take certain positions on the Funds' tax returns, in situations where the law is somewhat uncertain.



                                SHARE INFORMATION

All shares of the Funds have one vote and when duly issued will be fully paid and non-assessable. Shares have no preemptive, subscription or conversion rights and are freely transferable. The Trustees are authorized to re-classify and issue any unissued shares to any number of additional series without shareholder approval. Accordingly, the Trustees in the future, for reasons such as the desire to establish one or more additional funds with different objectives, policies, risk considerations or restrictions, may create additional series or classes of shares. Any issuance of shares of such additional series would be governed by the 1940 Act and the laws of the State of Delaware.

Shares of the Funds have equal non-cumulative voting rights which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of Trustees will not be able to elect any person or persons to the Board of Trustees. The shares of each Fund also have equal rights with respect to dividends, assets and liquidation of that Fund and are subject to any preferences, rights or privileges of any classes of shares of that Fund. The Trust is not required to and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes requiring shareholder approval, such as changing fundamental investment policies or upon the written request of 10% of the shares of the Funds to replace its Trustees.



                             PERFORMANCE INFORMATION

Performance information for the Funds may appear in advertisements, sales literature or reports to shareholders or prospective shareholders. Performance information in advertisements and sales literature may be expressed as "average annual return" and "total return."

Each Fund's average annual return quotation (before taxes) is computed in accordance with a standardized method prescribed by rules of the SEC. The average annual return for a specific period is found by first taking a hypothetical $1,000 investment (initial investment) in the Fund's shares on the first day of the period and computing the redeemable value of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is then subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period.

Each Fund's average annual return quotations (after taxes on distributions) are computed in accordance with a standardized method prescribed by rules of the SEC. The average annual return for a specific period is found by first taking a hypothetical $1,000 investment (initial investment) in the Fund's shares on the first day of the period and computing the redeemable value of that investment at the end of the period (after taxes on distributions, but not after taxes on redemptions). The redeemable value is then divided by the initial investment, this quotient is taken to the Nth root (N representing the number of years in the period), and 1 is then subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period.


Each Fund's average annual return quotations (after taxes on distributions and redemptions) are computed in accordance with a standardized method prescribed by rules of the SEC. The average annual return for a specific period is found by first taking a hypothetical $1,000 investment (initial investment) in the Fund's shares on the first day of the period and computing the redeemable value of that investment at the end of the period (after taxes on distributions, and after taxes on redemptions). The redeemable value is then divided by the initial investment, this quotient is taken to the Nth root (N representing the number of years in the period), and 1 is then subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period.

THIRD AVENUE VALUE FUND'S average annual total return (before taxes) for the one year, five year and ten year periods ending October 31, 2001 are (3.01)%, 12.85% and 14.52%, respectively. THIRD AVENUE SMALL-CAP-VALUE FUND'S average annual total return (before taxes) for the one year and since inception periods ending October 31, 2001 are 10.54% and 10.25%, respectively. THIRD AVENUE REAL ESTATE VALUE FUND'S average annual total return (before taxes) for the one year and since inception periods ending October 31, 2001 are 14.91% and 16.84%, respectively.

THIRD AVENUE VALUE FUND'S average annual total return (after taxes on distributions) for the one year, five year and ten year periods ending October 31, 2001 are (4.86)%, 11.43% and 13.35%, respectively. THIRD AVENUE SMALL-CAP-VALUE FUND'S average annual total return (after taxes on distributions) for the one year, and since inception periods ending October 31, 2001 are 8.62% and 9.64%, respectively. THIRD AVENUE

REAL  ESTATE  VALUE  FUND'S   average   annual  total  return  (after  taxes  on
distributions) for the one year, and since inception periods ending October 31, 2001 are 13.23% and 15.78%, respectively.

THIRD AVENUE VALUE FUND'S average annual total return (after taxes on distributions and redemption) for the one year, five year and ten year periods ending October 31, 2001 are (0.80)%, 10.31% and 14.46%, respectively. THIRD AVENUE SMALL-CAP VALUE FUND'S average annual total return (after taxes on distributions and redemption) for the one year, and since inception periods ending October 31, 2001 are 7.11% and 8.20%, respectively. THIRD AVENUE REAL ESTATE VALUE FUND'S average annual total return (after taxes on distributions and redemption) for the one year, and since inception periods ending October 31, 2001 are 9.09% and 13.27%, respectively.

THIRD AVENUE INTERNATIONAL VALUE FUND had not yet commenced operations as of October 31, 2001, consequently, there is no performance information for this Fund.


Calculation of a Fund's total return is subject to a standardized formula. Total return performance for a specific period is calculated by taking an initial investment in the Fund's shares on the first day of the period and computing the redeemable value of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the redeemable value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

A Fund's yield is computed in accordance with a standardized method prescribed by rules of the SEC. A Fund's yield is computed by dividing the net investment income per share earned during the specified one-month or 30-day period by the net asset value per share on the last day of the period, according to the following formula:
                                                6
                            YIELD = 2[(a-b + 1)   - 1]
                                       ---
                                       cd

Where:

a  =  dividends and interest earned during the period.
b  =  expenses accrued for the period (net of reimbursements).
c  =  the average daily number of shares  outstanding  during the period that were entitled to receive  dividends.
d  =  the maximum offering price per share on the last day of the period.


                              FINANCIAL STATEMENTS

The Funds' financial statements and notes thereto appearing in their Annual Report to Shareholders and the report thereon of PricewaterhouseCoopers LLP, independent accountants, appearing therein, are incorporated by reference in this SAI. The Funds will issue unaudited semi-annual and audited annual financial statements.

                                    APPENDIX



                      DESCRIPTION OF CORPORATE BOND RATINGS

                         STANDARD & POOR'S RATINGS GROUP

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

II.    Nature and provisions of the obligation.

III. Protection afforded by, and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

       AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A - Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

       BBB - Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

       BB, B, CCC, CC, C - Debt rated "BB", "B", "CCC", "CC", and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

       BB - Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" rating. B - Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

       CCC - Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

       CC - The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

       C - The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

       C1 - The rating "C1" is reserved for income bonds on which no interest is being paid.

       D - Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

MOODY'S INVESTORS SERVICE, INC.

       Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

       Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risk appear somewhat greater than the Aaa securities.

       A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

       Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

       Ba - Bonds which are rated Ba are judged to have speculative elements: their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

       B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

       Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

       Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

           C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Moody's applies numerical modifiers: 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                                BOARD OF TRUSTEES
                                 David M. Barse
                                 Phyllis W. Beck
                                 Lucinda Franks
                                Gerald Hellerman
                                  Marvin Moser
                                Donald Rappaport
                               Myron M. Sheinfeld
                                  Martin Shubik
                                Charles C. Walden
                                 Barbara Whitman
                                Martin J. Whitman

                                    OFFICERS
                                Martin J. Whitman
                        Chairman, Chief Executive Officer
                                 David M. Barse
                       President, Chief Operating Officer
                                 Michael Carney
                       Chief Financial Officer, Treasurer
                        Kerri Weltz, Assistant Treasurer
                  W. James Hall, General Counsel and Secretary
                             Julie Smith, Controller


                               INVESTMENT ADVISER
                               EQSF Advisers, Inc.
                                767 Third Avenue
                             New York, NY 10017-2023

                                   DISTRIBUTOR
                               M.J. Whitman, Inc.
                                767 Third Avenue
                             New York, NY 10017-2023

                                 TRANSFER AGENT
                                   PFPC, Inc.
                              211 South Gulph Road
                                 P.O. Box 61503
                         King of Prussia, PA 19406-0903
                                 (610) 239-4600
                           (800) 443-1021 (toll-free)

                                    CUSTODIAN
                             Custodial Trust Company
                               101 Carnegie Center
                            Princeton, NJ 08540-6231


                                     [LOGO]

                                767 THIRD AVENUE
                               NEW YORK, NY 10017
                              Phone (212) 888-5222
                            Toll Free (800) 443-1021
                            www.thirdavenuefunds.com

                           PART C - OTHER INFORMATION

Item 23.      Exhibits

              Exhibits filed pursuant to Form N-1A:

       (a) Trust Instrument and Certificate of Trust are incorporated by reference to Exhibit No. (1) of Registration Statement No. 333-20891 filed on January 31, 1997.

       (b) By-Laws are incorporated by reference to Exhibit No. (2) of Registration Statement No. 333-20891 filed on January 31, 1997.

       (c) Reference is made to Article II of the Trust's Trust Instrument and Articles IV and V of the Trust's By-Laws.


       (d) Investment Advisory Contracts for THIRD AVENUE VALUE FUND, THIRD AVENUE SMALL-CAP VALUE FUND, and THIRD AVENUE REAL ESTATE VALUE FUND are incorporated by reference to Exhibit No. 1 to Registration Statement No. 333-20891 filed January 29, 2001. Investment Advisory Contract for Third Avenue International VALUE Fund is incorporated by reference to Exhibit (d) Post-Effective Amendment No. 14 to Registration Statement No. 333-20891 filed on October 10, 2001.

       (e) Distribution Agreements for THIRD AVENUE VALUE FUND and THIRD AVENUE SMALL-CAP VALUE FUND are incorporated by reference to Exhibit No. (6) of Pre-Effective Amendment No. 1 to the Registration Statement No. 333-20891 filed March 25, 1997. Distribution Agreement for the THIRD AVENUE REAL ESTATE VALUE FUND is incorporated by reference to Exhibit No. (6) of Post-Effective Amendment No. 5 to the Registration Statement No. 333-20891 filed September 11, 1998. Distribution Agreement for Third Avenue International VALUE Fund is incorporated by reference to Exhibit
              (e) Post-Effective Amendment No. 14 to the Registration Statement No. 333-20891 filed on October 10, 2001.


       (f)    Not applicable.

       (g)(1) Custody Agreement between Third Avenue Trust on behalf of THIRD AVENUE SMALL-CAP VALUE FUND and Custodial Trust Company is incorporated by reference to Exhibit No. (8)(b) of Post-Effective Amendment No. 1 to the Registration Statement No. 333-20891 filed March 25, 1997.

          (2) Amendment to Custody Agreement to include THIRD AVENUE REAL ESTATE VALUE FUND is incorporated by reference to Exhibit No. (8)(b) of Post-Effective Amendment No. 5 to the Registration Statement No. 333-20891 filed September 11, 1998.

          (3) Amendment to Custody Agreement to include THIRD AVENUE VALUE FUND is incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 8 to the Registration Statement No. 333-20891 filed February 26, 1999.


          (4) Amendment to Custody Agreement to include THIRD AVENUE INTERNATIONAL VALUE FUND is incorporated by reference to Exhibit
              (f) Post-Effective Amendment No. 14 to the Registration Statement No. 333-20891 filed on October 10, 2001.

          (5) Amendment to Custody Agreement with respect to foreign custody matters dated February 27, 2002 is filed herein as Exhibit (g)(5).

          (6) Foreign Custody Manager Agreement dated February 27, 2002 between Third Avenue Trust and Custodial Trust Company is filed herein as Exhibit (g)(6).

       (h) Services Agreement between Third Avenue Trust and First Data Investor Services Group, Inc. (PFPC, Inc.) is incorporated by reference to Exhibit No. (1) of Post-Effective Amendment No. 9 to the Registration Statement No. 333-20891 filed December 30, 1999.

              Amendment to the Services Agreement to include THIRD AVENUE INTERNATIONAL VALUE FUND is incorporated by reference to Exhibit
              (h)(1) Post-Effective Amendment No. 14 to the Registration Statement No. 333-20891 filed on October 10, 2001.

              Administration Agreement between Third Avenue Trust and EQSF Advisers, Inc. is incorporated by reference to Exhibit No. (2) of Post-Effective Amendment No. 9 to the Registration Statement No. 333-20891 filed December 30, 1999. Amendment to the Administration Agreement to include THIRD AVENUE INTERNATIONAL VALUE FUND is incorporated by reference to Exhibit (g) to Post-Effective Amendment No. 14 to Registration Statement No. 333-20891 filed on October 10, 2001.

              Sub-Administration Agreement between EQSF Advisers, Inc. and First Data Investor Services Group (PFPC, Inc.), Inc. is incorporated by reference to Exhibit No. (3) of Post-Effective Amendment No. 9 to the Registration Statement No. 333-20891 filed December 30, 1999. Amendment to the Sub-Administration Agreement to include THIRD AVENUE INTERNATIONAL VALUE FUND incorporated by reference to Pre-Effective Amendment No. 14 to the Registration Statement No. 333-20891 filed on October 10, 2001.


       (i) Opinion and Consent of Counsel regarding the legality of the securities being issued is incorporated by reference to Exhibit
              (i) of Post-Effective Amendment No. 12 to the Registration Statement No. 333-20891 filed February 26, 1999.


       (j)    Consent of Independent Auditors is filed herein as Exhibit (j).


       (k)    Financial Data Schedule is no longer a requirement of this filing.



       (l)    Not applicable.

       (m)    Not applicable.

       (n)    Not applicable.

       (o)    Not applicable.

       (p)    Amended Code of Ethics is filed herein as Exhibit (p).

Item 24. Persons Controlled By or Under Common Control with Registrant. Not Applicable.

Item 25.      Indemnification.

              Reference is made to Article X of the Registrant's Trust
              Instrument.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Trust Instrument, its By-Laws or otherwise, the
              Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.      Business and other connections of investment adviser.

              EQSF Advisers, Inc., 767 Third Avenue, New York, New York 10017-2023 provides investment advisory services to investment companies and as of January 25, 2001 had approximately $2,640 million in assets under management.

              Reference is made to the caption "Investment Adviser" in the Prospectus constituting Part A which is incorporated by reference to this Registration Statement and "Management of the Trust" in the Statement of Additional Information constituting Part B which is incorporated by reference to the Registration Statement.

              Listed below are the principal officers and Directors of EQSF Advisers, Inc.:

              NAME AND POSITION WITH    NAME OF
              EQSF ADVISERS, INC.       OTHER COMPANY
              ----------------------    -------------
              Martin J. Whitman         M.J. Whitman Inc.
              Chairman and Chief        Chairman
                Executive Officer       M.J. Whitman Advisers, Inc.
                                        Chairman CEO, Chief Investment Officer
                                        Nabors Industries, Inc. Houston, Texas
                                        Director
                                        Danielson Holding Corporation
                                        CEO, Director Chairman
                                        M.J. Whitman Management, LLC
                                        Co-Portfolio Manager
                                        Danielson Indemnity Company
                                        Director
                                        KCP Holding Company
                                        Director
                                        National American Insurance Company
                                        Director
                                        Martin J. Whitman & Co., Inc.
                                          (formerly M.J. Whitman & Co, Inc.)
                                        President, CEO & Director

              David Michael Barse       Danielson Holding Corporation
              President, Chief          President & Director
                Operating Officer       MJW Marine Creek Corp.
                and Director            Vice President Secretary & Director
                                        M.J. Whitman Holding Corp.
                                        President Chief Executive Officer (CEO),
                                        Director, Chief Operating Officer (COO)
                                        M.J. Whitman, Inc.
                                        President CEO Director, COO
                                        M.J. Whitman Advisers, Inc.
                                        Chief Executive Officer President
                                          Director & COO
                                        M.J. Whitman Management LLC
                                        President and Chief Operating Officer
                                        American Capital Access Holdings Inc.
                                        Director
                                        CGA Group, L.L.C.

                                        Director
                                        Danielson Indemnity Company
                                        Director
                                        KCP Holding Company
                                        Director
                                        North American Insurance Company
                                          of California
                                        Director

              Michael Thomas Carney     M.J. Whitman Holding Corp.
              Treasurer,                Executive VP Chief Financial
              Chief Financial Officer     Officer (CFO), Director and Treasurer
                                        M.J. Whitman, Inc.
                                          (Formerly M.J. Whitman, LP)
                                        Executive VP Director, Treasurer CFO
                                        M.J. Whitman Advisers, Inc., NY, NY
                                        Executive VP Director, Treasurer CFO
                                        M.J. Whitman Management LLC
                                        CFO & Treasurer
                                        WHR Management Corporation CFO
                                        Danielson Holding Corporation
                                        CFO
                                        Martin J. Whitman & Co., Inc.
                                          (formerly M.J. Whitman & Co., Inc.)
                                        CFO
                                        WHR Management Company L.P.
                                        CFO
                                        Danielson Indemnity Corp.
                                        Director
                                        KCP Holding Company
                                        Director

            Barbara E. Whitman          M.J. Whitman Holding Corp.
            Director                    Director
                                        Beck Institute for Cognitive Therapy
                                          and Research
                                        Director
                                        Riverside Stage Company
                                        Director

            W. James Hall III           Danielson Holding Corporation
            General Counsel             General Counsel & Secretary
              and Secretary             M.J. Whitman Holding Corp.
                                        General Counsel & Secretary
                                        M.J. Whitman, Inc.
                                        General Counsel & Secretary
                                        M.J. Whitman Advisers, Inc. New York, NY
                                        General Counsel & Secretary
                                        M.J. Whitman Management LLC
                                        General Counsel & Secretary


              In addition, EQSF Advisers, Inc. acts as adviser the following registered investment companies: Third Avenue Variable Series Trust. EQSF Advisers, Inc. also acts as sub-adviser to certain third party open-end investment companies.

Item 27.      Principal underwriters.

              (a) Not Applicable.

              (b) Not Applicable.

              (c) Not Applicable.

Item 28.      Location of accounts and records.

All records described in Section 31 (a) of the Investment Company Act of 1940, as amended and Rules 17 CFR 270.31a-1 to 31a-31 promulgated thereunder, are maintained by the Trust's Investment Adviser, EQSF Advisers, Inc. 767 Third Avenue, NY, NY 10017-2023, except for those records maintained by the Trust's Custodian, Custodial Trust Company, 101 Carnegie Center, Princeton, NJ 08540-6231, and the Trust's Shareholder Service and Fund Accounting and Pricing Agent, PFPC, Inc., 211 South Gulph Road, P.O. Box 61503, King of Prussia, PA 19406-0903.

Item 29.      Management services.
              None.

Item 30.      Undertakings.
              Not applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 15 to its Registration Statement meets all the requirements for effectiveness under Rule 485(b) under the Securities Act of 1933 and the Registrant has duly caused this Post-Effective Amendment No. 15 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 27th day of February, 2002.


                                      THIRD AVENUE TRUST
                                      Registrant



                                      /s/ MARTIN J. WHITMAN
                                      -----------------------------------
                                          Martin J. Whitman, Chairman


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 16 to the Registration Statement of Third Avenue Trust has been signed below by the following persons in the capacities and on the date indicated.


SIGNATURE                  CAPACITY                   DATE

/s/ MARTIN J. WHITMAN      Trustee                  2/27/02
----------------------
Martin J. Whitman


/s/ DAVID M. BARSE         Trustee                  2/27/02
----------------------
David M. Barse


/s/ MICHAEL CARNEY         Chief Financial Officer  2/27/02
----------------------
Michael Carney

/s/ PHYLLIS W. BECK        Trustee                  2/27/02
----------------------
Phyllis W. Beck

/s/ MARTIN SHUBIK          Trustee                  2/27/02
----------------------
Martin Shubik

/s/ MYRON M. SHEINFELD     Trustee                  2/27/02
----------------------
Myron M. Sheinfeld

/s/ GERALD HELLERMAN       Trustee                  2/27/02
----------------------
Gerald Hellerman

/s/ CHARLES C. WALDEN      Trustee                  2/27/02
----------------------
Charles C. Walden

/s/ MARVIN MOSER           Trustee                  2/27/02
----------------------
Marvin Moser

/s/ BARBARA WHITMAN        Trustee                  2/27/02
----------------------
Barbara Whitman

/s/ LUCINDA FRANKS         Trustee                  2/27/02
----------------------
Lucinda Franks

/s/ DONALD RAPPAPORT       Trustee                  2/27/02
----------------------
Donald Rappaport

                                  EXHIBIT INDEX

Exhibit      Description

99.(g)(5)    Amendment to Custody Agreement.

99.(g)(6)    Foreign Custody Manager Agreement.

99.(j)       Consent of Independent Auditors.

99.(p)       Amended Code of Ethics.




                                       2